UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  May 31

Date of reporting period:   November 30, 2021

Item 1. REPORTS TO STOCKHOLDERS.
(a)

Adaptive ETFs

SEMI-ANNUAL REPORT
For the Fiscal Period from June 1, 2021
through November 30, 2021
(Unaudited)

Adaptive Alpha Opportunities ETF
(formerly known as Adaptive Growth Opportunities ETF)
Adaptive High Income ETF
(formerly known as Adaptive Hedged High Income Fund)
AI Quality Growth ETF
(formerly known as Adaptive Fundamental Growth Fund)
RH Hedged Multi-Asset Income ETF
(formerly known as Adaptive Hedged Multi-Asset Income Fund)
RH Tactical Outlook ETF
(formerly known as Adaptive Tactical Outlook Fund)
RH Tactical Rotation ETF
(formerly known as Adaptive Tactical Rotation Fund)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Adaptive ETFs (the “ETFs”).  The ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the ETFs nor the ETFs’ distributor is a bank.

The Adaptive ETFs are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Adaptive ETFs, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	………………………………………………………………………………	1
Adaptive Alpha Opportunities ETF	………………………………………………………………………………	4
Adaptive High Income ETF	………………………………………………………………………………	11
AI Quality Growth ETF	………………………………………………………………………………	19
RH Hedged Multi-Asset Income ETF	………………………………………………………………………………	26
RH Tactical Outlook ETF	………………………………………………………………………………	32
RH Tactical Rotation ETF	………………………………………………………………………………	38
Notes to Financial Statements	………………………………………………………………………………	44
Additional Information	………………………………………………………………………………	66

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Adaptive ETF (the “ETFs”) and of the market in general and statements of the ETFs’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETFs carefully before investing.  The prospectus contains this and other information about the ETFs.  A copy of the prospectus is available at https://docs.nottinghamco.com/Adaptive or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Adaptive ETFs:

See Our Web site @ adaptivefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Shareholder Letter
Dear Investor,
We appreciate the opportunity to present the semi-annual report for the period ending November 30, 2021.
Macro Commentary
As we near the end of 2021, global equity markets have continued to rebound strongly from the March 2020 pandemic lows. The first half of 2021 had been characterized as the “Great Re-Opening” as consumer spending was back in full force with vaccines widely distributed with both the economy and employment showing strong signs of recovery. The equity markets in the second half of 2021 continued on a higher path supported by strong equity fundamentals, global growth, improving labor markets, and continued monetary support. The 10-year US Treasury yield has risen slightly from the beginning of the year but remains below 1.65% yield despite expectations of rising inflation and strong domestic GDP growth.
The Federal Reserve through 2021 remained committed to accommodative monetary policy by maintaining near zero interest rates. However, as labor conditions improved post COVID, and inflation highly elevated, the Fed announced in early November a withdraw of QE stimulus. The Fed announced it would begin tapering its asset purchases in US Treasuries and Mortgage-backed securities on a monthly basis. The news was largely anticipated by market participants, but expectations of rising rates have increased significantly, and potential increase in overnight rates may begin as early as mid-2022.
As the global synchronized recovery continues and equity markets continually close at all-time highs, risks to this growth scenario will likely center around the liquidity being withdrawn by Federal Reserve, ongoing inflationary pressures, and elevated equity fundamentals.  The forward P/E1 for several major US indices remain elevated. Over the next 12 months, the S&P 500 Total Return Index estimated P/E ratio is 22.75x, the NASDAQ 100 P/E ratio is estimated at 30.12x, and the Russell 2000 Index P/E is estimated at 30.87x, well above the historical averages.2 Higher interest rates may also pose a risk to a global recovery as discount rates will likely increase with subsequent implications on future growth expectations for risky assets.
Adaptive Investments completed the conversion of all our mutual funds to ETFs during the period.  Adaptive became one of the first firms in the industry to complete a conversion.  Positioning to ETFs has advantages of reducing costs, enhancing tax benefits for shareholders, added transparency, and enable more favorable execution for many advisors.
With markets today surrounded with heightened inflationary risks, higher equity valuations, and potential US interest rate increases, in our view it will be prudent to avoid unnecessary risks and maintain a disciplined investment philosophy. The portfolio construction of our Adaptive Equity and Fixed Income ETFs adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events. Our goal is not to completely avoid downside in a severe bear market but have portfolios that can mitigate downside volatility. We believe risk management and the effective use of tactical portfolios will serve investors well and help them meet their goals.

1 Price per Earnings ratio measures the stock’s current share price relative to its per share earnings.
2 Morningstar.

Market and Fund Performance Recap
Recapping market performance as of November 30, 2021, the S&P 500 Total Return Index is up 23.18% from January 1, 2021, and broad market fixed income, the Barclays U.S. Aggregate TR Index is down -1.58%. US small cap and mid cap equities have underperformed large cap equities and value underperformed growth YTD. The YTD% returns for international developed markets have been positive also with the S&P Global Broad Market Index up 13.57% since the beginning of 2021 through November 30, 2021. US High Yield corporate bonds continue to offer attractive income and yields with a positive YTD return. The BofA Merrill Lynch US High Yield Index was up3.53% from January 1, 2021 through November 30, 2021.
The relative outperformance in AI Quality Growth ETF is attributed to an overweight within the US large-cap growth sector outperforming the S&P Global BMI Index and Tactical Categories.  When our investment model indicates a positive market trend, which it did during the period due to the factors discussed in our macro commentary, the RH Tactical Rotation ETF invests primarily in equities, so the RH Tactical Rotation ETF had an overweight to US large-cap and resulted in better relative performance YTD vs. Tactical Category.  When our fundamental investment research indicates a heavier allocation to equities would be beneficial, which it did during the period due to the factors discussed in our macro commentary, the RH Tactical Outlook ETF invests more heavily in equities, so the RH Tactical Outlook ETF had an overweight to US large-cap, mid-cap, and small-cap sectors and resulted in better relative performance YTD vs. Tactical Category.  The Adaptive High Income ETF showed positive performance as the income component of US Corporate High Yield contributed to positive total returns. The Adaptive High Income ETF also had an overweight to fallen angel bonds (bonds that have been reduced to junk status because their issuers have fallen into financial trouble) and outperformed the Bloomberg Global High Yield Index. Given the positive equity environment through November 30, 2021, Adaptive did not utilize hedges or cash positions in any of the ETFs for downside protection during the reporting period.
The performance of each Adaptive ETF shown below has been impacted by many elements described in our commentary.  Specifically, given the positive equity environment through November 30, 2021, our equity-oriented growth funds (AI Quality Growth ETF and Adaptive Alpha Opportunities ETF) maintained target equity allocations, and our tactical-oriented funds (RH Tactical Outlook ETF and RH Tactical Rotation ETF) also included higher target equity allocations.
RH Hedged Multi-Asset Income ETF
For the six months ended November 30, 2021, in the RH Hedged Multi-Asset Income ETF, the return on the Fund was -1.98%. This compares to a 0.73% return for the Barclays U.S. Aggregate TR Index over the same period.
Adaptive Alpha Opportunities ETF
For the six months ended November 30, 2021, in the Adaptive Alpha Opportunities ETF, the return on the ETF was 1.80%. This compares to a 2.77% for the S&P Global Broad Market Index over the same period.
Adaptive High Income ETF
For the six months ended November 30, 2021, in the Adaptive High Income ETF, the return on the ETF was 0.04%.  This compares to 1.23% for the BofA Merrill Lynch US High Yield Index over the same period.

AI Quality Growth ETF
For the six months ended November 30, 2021, in the AI Quality Growth ETF, the return on the ETF was 13.45%. This compares to 2.77% for the S&P Global Broad Market Index over the same period.
RH Tactical Outlook ETF
For the six months ended November 30, 2021, in the RH Tactical Outlook ETF, the return on the ETF was 6.34%.  This compares to 9.38% for the S&P 500 Total Return Index over the same period.
RH Tactical Rotation ETF
For the six months ended November 30, 2021, in the RH Tactical Rotation ETF, the return on the ETF was 4.91%.  This compares to 9.38% for the S&P 500 Total Return Index over the same period.

Summary
Adaptive has designed our suite of products to be suitable for investors seeking the capture of benchmark-like performance in up markets along with the comfort of having some downside protection built into each ETF offering to potentially reduce asset loss in bear markets.  Our ETFs are built around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and-hold investing, with less fear during times of market duress.  As markets climb higher and reach new all-time highs in 2021, our goal at Adaptive is to deliver investment products that can achieve market returns in bull markets and tactically seek to manage risk and downside volatility when markets eventually move into bear market territory.

Thank you for the continued opportunity to serve you.

Greg Rutherford	Scott Wetherington

Adaptive Investments	Adaptive Investments

Disclosures:
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the ETFs at 800-773-3863. Fee waivers and expense reimbursements have positively impacted the ETFs’ performance.

(RCADP0122002)

Adaptive Alpha Opportunites ETF

Schedule of Investments
(Unaudited)

As of November 30, 2021
	Shares	Value (Note 1)

COMMON STOCKS - 3.11%

Financials - 1.25%
Ameriprise Financial, Inc.	2,061	$ 596,866
Bank of America Corp.	13,179	586,070
Charles Schwab Corp.	7,493	579,883
JP Morgan Chase & Co.	3,505	556,699
Raymond James Financial, Inc.	6,022	591,902
		2,911,420
Information Technology - 1.86%
Intuit, Inc.	1,138	742,317
Microsoft Corp.	2,555	844,657
Oracle Corp.	8,482	769,657
* Paycom Software, Inc.	1,229	537,663
* salesforce.com, Inc.	2,848	811,566
* Tyler Technologies, Inc.	1,254	650,801
		4,356,661

Total Common Stocks (Cost $7,570,105)		7,268,081

EXCHANGE-TRADED PRODUCTS - 95.91%

Commodity - 7.93%
Invesco DB Commodity Index Tracking Fund	585,343	11,402,482
Lithium & Battery Tech ETF	76,457	7,109,736
		18,512,218
Communication Services - 2.79%
ETFMG Prime Mobile Payments ETF	113,736	6,510,249
VanEck Gaming ETF	306	12,873
		6,523,122
Consumer Discretionary - 4.83%
Amplify Online Retail ETF	61,767	6,090,226
SPDR S&P Retail ETF	55,160	5,181,179
		11,271,405
Debt - 1.72%
SPDR Bloomberg Convertible Securities ETF	47,790	4,011,970
		4,011,970
Energy - 2.06%
The Energy Select Sector SPDR Fund	88,159	4,812,600
		4,812,600

		(Continued)

Adaptive Alpha Opportunites ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - Continued

Financials - 16.20%
Invesco Global Listed Private Equity ETF	1,394	$ 21,900
iShares U.S. Broker-Dealers & Securities Exchanges ETF	55,611	5,963,168
SPDR S&P Capital Markets ETF	104,739	10,707,468
SPDR S&P Regional Banking ETF	75,351	5,260,253
The Financial Select Sector SPDR Fund	294,953	11,196,416
Vanguard Financials ETF	49,647	4,682,705
		37,831,910
Health Care - 7.36%
Invesco DWA Healthcare ETF	44,634	6,677,693
iShares U.S. Medical ETF	76,029	4,697,072
SPDR S&P Health Care Services ETF	59,261	5,817,060
		17,191,825
Industrials - 13.24%
SPDR S&P Aerospace & Defense ETF	40,384	4,512,508
SPDR S&P Homebuilders ETF	156,666	12,583,413
The Industrial Select Sector SPDR Fund	84,450	8,510,026
United States Oil ETF	110,657	5,301,577
		30,907,524
Information Technology - 21.52%
First Trust Cloud Computing ETF	98,344	10,663,440
Invesco S&P 500 Equal Weight Technology ETF	33,306	10,363,162
O'Shares Global Internet Giants ETF	82,916	4,320,753
The Technology Select Sector SPDR Fund	71,919	12,134,174
VanEck Semiconductor ETF	41,871	12,766,468
		50,247,997
International - 11.45%
iShares MSCI Austria ETF	139,124	3,396,017
iShares MSCI EAFE ETF	135,917	10,443,862
iShares MSCI Korea ETF	1,684	127,529
iShares MSCI Taiwan ETF	82,157	5,314,736
VanEck Vietnam ETF	358,697	7,442,963
		26,725,107
Manufacturing - 4.55%
Invesco DB Agriculture Fund	549,041	10,629,434
		10,629,434
Materials - 2.26%
Vanguard Materials ETF	28,650	5,280,768
		5,280,768

Total Exchange-Traded Products (Cost $199,955,159)		223,945,880

SHORT-TERM INVESTMENT - 1.31%
§ Dreyfus Treasury Securities Cash Management Admin, 0.01%	3,051,442	3,051,442

Total Short-Term Investment (Cost $3,051,442)		3,051,442
		(Continued)

Adaptive Alpha Opportunites ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021
			Value (Note 1)

Investments, at Value (Cost $210,576,706) - 100.33%			$234,265,403

Liabilities in Excess of Other Assets - (0.33)%			(767,598)

Net Assets - 100.00%			$233,497,805

* Non-income producing investment
§	Represents 7 day effective SEC yield as of November 30, 2021.

Summary of Investments
by Sector
	% of Net Assets	Value
Common Stocks:
Financials	1.25%	$2,911,420
Information Technology	1.86%	4,356,661
Exchange-Traded Products:
Commodity	7.93%	18,512,218
Communication Services	2.79%	6,523,122
Consumer Discretionary	4.83%	11,271,405
Debt	1.72%	4,011,970
Energy	2.06%	4,812,600
Financials	16.20%	37,831,910
Health Care	7.36%	17,191,825
Industrials	13.24%	30,907,524
Information Technology	21.52%	50,247,997
International	11.45%	26,725,107
Manufacturing	4.55%	10,629,434
Materials	2.26%	5,280,768
Short-Term Investment	1.31%	3,051,442
Liabilities in Excess of Other Assets	-0.33%	(767,598)
Total Net Assets	100.00%	$233,497,805

See Notes to Financial Statements

Adaptive Alpha Opportunites ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2021

Assets:
Investments, at value (cost $210,576,706)	234,265,403
Collateral for redemption in kind (Note 1)	719,837
Receivables:
Dividends and interest	1,581
Fund shares sold	763,046
Prepaid expenses:
Insurance expenses	1,543
Transfer agent fees	217
Registration and filing expenses	128

Total assets	235,751,755

Liabilities:
Due to broker	596,547
Payables:
Return of collateral for redemption in kind (Note 1)	719,837
Investments purchased	754,606
Accrued expenses:
Advisory fees	117,359
Custody fees	26,955
Professional fees	20,253
Administration fees	10,170
Shareholder fulfillment fees	5,444
Trustee fees and meeting expenses	2,186
Security pricing fees	361
Miscellaneous expenses	170
Compliance fees	63

Total liabilities	2,253,950

Net Assets	$233,497,805

Net Assets Consist of:
Paid in capital	$204,184,411
Distributable earnings	29,313,394

Total Net Assets	$233,497,805

Shares Outstanding, no par value (unlimited authorized shares)(a)	9,373,738
Net Assets	$233,497,805
Net Asset Value, Offering Price, and Redemption Price Per Share	24.91

(a)	Adaptive Growth Opportunities ETF converted from a mutual fund to an ETF as of May 7, 2021. Class C and Class A Shares liquidated as of the date of conversion on May 7, 2021.

See Notes to Financial Statements

Adaptive Alpha Opportunites ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2021

Investment Income:
Dividends	$961,018

Total Investment Income	961,018

Expenses:
Advisory fees (note 2)	936,250
Administration fees (note 2)	86,825
Custody fees (note 2)	26,188
Professional fees	25,803
Shareholder fulfillment fees	18,838
Transfer agent fees (note 2)	6,039
Compliance fees (note 2)	4,575
Trustee fees and meeting expenses (note 3)	4,392
Security pricing fees	2,406
Insurance expenses	1,962
Miscellaneous expenses (note 2)	915
Registration and filing expenses	71

Net Expenses	1,114,264

Net Investment Loss	(153,246)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gains from:
Investment transactions	1,635,023
In-kind transactions	280,068
Total realized gains	1,915,091

Net change in unrealized depreciation on investments	(420,524)

Net Realized and Unrealized Loss on Investments	1,494,567

Net Increase in Net Assets Resulting from Operations	$1,341,321

See Notes to Financial Statements

Adaptive Alpha Opportunites ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2021 (a)	2021

Operations:
Net investment income (loss)			$(153,246)	$(786,986)
Net realized gain (loss) from investment transactions			1,635,023	15,245,386
Net realized gain from in-kind transactions			280,068	114,798.00
Net change in unrealized appreciation (depreciation) on investments			(420,524)	21,033,147

Net Increase in Net Assets Resulting from Operations			1,341,321	35,606,345

Distributions to Shareholders			(11,136,459)	(899,683)

Net Decrease in Net Assets Resulting from Distributions			(11,136,459)	(899,683)

Beneficial Interest Transactions:
Shares sold			95,340,686	100,952,608
Reinvested dividends and distributions			-	800,212
Shares repurchased			(5,235,357)	(45,363,948)

Net Increase from Beneficial Interest Transactions			90,105,329	56,388,872

Net Increase in Net Assets			80,310,191	91,095,534

Net Assets:
Beginning of Period			153,187,614	62,092,080
End of Period			$233,497,805	$153,187,614

	Period Ended		Year Ended
Share Information:	November 30, 2021 (a)(b)		May 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,630,000	$95,340,686	4,130,246	$95,822,130
Reinvested dividends and distributions	-	-	31,658	738,997
Shares repurchased	(200,000)	(5,235,357)	(1,585,945)	(36,659,917)
Net Increase in Shares of
Beneficial Interest	3,430,000	$90,105,329	2,575,959	$59,901,210

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	55,734	$1,192,580
Reinvested dividends and distributions	-	-	724	15,788
Shares repurchased	-	-	(130,427)	(3,097,907)
Net Decrease in Shares of
Beneficial Interest	-	$-	(73,969)	$(1,889,539)

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	325,982	$3,937,898
Reinvested dividends and distributions	-	-	3,656	45,427
Shares repurchased	-	-	(433,206)	(5,606,124)
Net Decrease in Shares of
Beneficial Interest	-	$-	(103,568)	$(1,622,799)

(a) Unaudited.
(b)			Adaptive Growth Opportunities ETF converted from a mutual fund to an ETF as of May 7, 2021. Class C and Class A Shares liquidated as of the date of conversion on May 7, 2021.

See Notes to Financial Statements

Adaptive Alpha Opportunites ETF

Financial Highlights

For a share outstanding during the	November 30,		May 31,
fiscal years or period ended	2021	(h)	2021		2020	(f)	2019	(f)	2018	(f)

Net Asset Value, Beginning of Period	$25.77		$17.78		$15.55		$17.45		$14.56

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.02)		(0.17)		0.01		0.01		(0.08)
Net realized and unrealized gain (loss)
on investments	0.55		8.36		2.69		(0.93)		2.99

Total from Investment Operations	0.53		8.19		2.70		(0.92)		2.91

Less Distributions From:
Net investment income	-		(0.02)		-		(0.82)		(0.02)
Net realized gains	(1.39)		(0.18)		(0.47)		(0.16)		-

Total Distributions	(1.39)		(0.20)		(0.47)		(0.98)		(0.02)

Net Asset Value, End of Period	$24.91		$25.77		$17.78		$15.55		$17.45

Total Return (a)	1.80%		46.18%		17.50%		(4.37)%		19.98%

Net Assets, End of Period (in thousands)	$233,498		$153,188		$59,869		$53,013		$37,778

Ratios of:
Interest Expense to Average Net Assets	-		0.01%		0.01%		-		-
Gross Expenses to Average Net Assets (b)	1.11%	(e)	1.45%	(e)	1.58%	(e)	1.57%		1.81%
Net Expenses to Average Net Assets (b)	1.11%	(e)	1.26%	(e)	1.26%	(e)	1.27%		1.35%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(0.11)%		(0.75)%		0.07%		0.08%		(0.52)%

Portfolio turnover rate	18.57%	(g)	94.33%	(g)	319.85%		268.30%		491.30%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Includes interest expense.
(f)
Adaptive Alpha Opportunities ETF converted from a mutual fund to an ETF as of May 7, 2021.  Class C Shares and Class A Shares liquidated as of the date of conversion on May 7, 2021.  May 31, 2017-May 31, 2020 represent the mutual fund Institutional Class Shares only.

(g)	Excludes securities received or delivered in-kind.
(h) Unaudited.

See Notes to Financial Statements

Adaptive High Income ETF

Schedule of Investments
(Unaudited)

As of November 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 89.89%

Consumer Discretionary - 10.71%
Kraft Heinz Foods Co.	$ 630,000	3.000%	6/1/2026	$ 654,147
Kraft Heinz Foods Co.	215,000	4.625%	1/30/2029	248,192
Kraft Heinz Foods Co.	265,000	5.000%	7/15/2035	325,495
Kraft Heinz Foods Co.	260,000	6.875%	1/26/2039	382,388
Kraft Heinz Foods Co.	220,000	6.500%	2/9/2040	314,296
Kraft Heinz Foods Co.	555,000	5.000%	6/4/2042	679,928
Kraft Heinz Foods Co.	660,000	5.200%	7/15/2045	840,777
Kraft Heinz Foods Co.	985,000	4.375%	6/1/2046	1,133,140
Nordstrom, Inc.	600,000	4.375%	4/1/2030	589,500
Nordstrom, Inc.	1,175,000	5.000%	1/15/2044	1,086,875
				6,254,738
Energy - 19.30%
Apache Corp.	835,000	4.375%	10/15/2028	880,925
Apache Corp.	700,000	4.250%	1/15/2030	731,500
Apache Corp.	525,000	6.000%	1/15/2037	635,250
Apache Corp.	1,600,000	5.100%	9/1/2040	1,736,000
Apache Corp.	520,000	4.750%	4/15/2043	556,400
EQT Corp.	1,505,000	3.900%	10/1/2027	1,580,250
First Energy Corp.	1,035,000	3.900%	7/15/2027	1,106,943
First Energy Corp.	415,000	2.650%	3/1/2030	402,643
First Energy Corp.	270,000	2.250%	9/1/2030	255,298
First Energy Corp.	1,025,000	7.375%	11/15/2031	1,369,564
First Energy Corp.	685,000	4.850%	7/15/2047	817,256
First Energy Corp.	585,000	3.400%	3/1/2050	577,042
Patterson-UTI Energy, Inc.	635,000	3.950%	2/1/2028	620,712
				11,269,783
Financials - 10.68%
Ford Motor Credit Co.	205,000	3.096%	5/4/2023	208,588
Ford Motor Credit Co.	200,000	4.375%	8/6/2023	207,020
Ford Motor Credit Co.	170,000	3.810%	1/9/2024	174,871
Ford Motor Credit Co.	345,000	5.584%	3/18/2024	368,777
Ford Motor Credit Co.	215,000	3.664%	9/8/2024	221,517
Ford Motor Credit Co.	135,000	4.687%	6/9/2025	143,550
Ford Motor Credit Co.	320,000	4.134%	8/4/2025	334,777
Ford Motor Credit Co.	245,000	4.389%	1/8/2026	258,800
Ford Motor Credit Co.	215,000	4.542%	8/1/2026	229,869
Ford Motor Credit Co.	270,000	3.815%	11/2/2027	279,522
Ford Motor Credit Co.	305,000	5.113%	5/3/2029	337,844
Perrigo Finance Unlimited Co.	850,000	3.900%	12/15/2024	887,187
Perrigo Finance Unlimited Co.	845,000	4.375%	3/15/2026	889,362
Perrigo Finance Unlimited Co.	915,000	3.150%	6/15/2030	893,269
Wells Fargo Co.	590,000	5.950%	12/15/2036	800,925
				6,235,878
				(Continued)

Adaptive High Income ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued

Health Care - 1.15%
Saba Healthcare LP	$ 605,000	5.125%	8/15/2026	$ 669,653

High Yield - 4.54%
Seagate HDD Cayman	660,000	4.750%	6/1/2023	689,700
Seagate HDD Cayman	580,000	4.750%	1/1/2025	619,875
Seagate HDD Cayman	615,000	4.875%	6/1/2027	669,581
Seagate HDD Cayman	595,000	5.750%	12/1/2034	669,375
				2,648,531
Industrials - 18.57%
Arcelormittal SA	610,000	4.250%	7/16/2029	662,613
Arcelormittal SA	830,000	7.000%	10/15/2039	1,135,025
Arcelormittal SA	520,000	6.750%	3/1/2041	704,600
CDK Global, Inc.	600,000	4.500%	10/15/2024	654,000
CF Industries, Inc.	230,000	5.150%	3/15/2034	276,288
Fluor Corp.	725,000	4.250%	9/15/2028	738,594
Ford Motor Corp.	345,000	4.346%	12/8/2026	366,165
Ford Motor Corp.	145,000	6.625%	10/1/2028	173,643
Ford Motor Corp.	410,000	7.450%	7/16/2031	548,793
Ford Motor Corp.	460,000	4.750%	1/15/2043	492,464
Ford Motor Corp.	300,000	5.291%	12/8/2046	339,491
Hexcel Corp.	480,000	3.950%	2/15/2027	512,012
Occidental Petroleum Corp.	130,000	6.950%	7/1/2024	143,000
Occidental Petroleum Corp.	270,000	2.900%	8/15/2024	270,338
Occidental Petroleum Corp.	115,000	3.500%	6/15/2025	115,575
Occidental Petroleum Corp.	210,000	5.550%	3/15/2026	225,750
Occidental Petroleum Corp.	180,000	3.400%	4/15/2026	178,200
Occidental Petroleum Corp.	175,000	3.200%	8/15/2026	171,500
Occidental Petroleum Corp.	145,000	3.000%	2/15/2027	139,744
Occidental Petroleum Corp.	295,000	3.500%	8/15/2029	288,731
Occidental Petroleum Corp.	185,000	7.500%	5/1/2031	234,950
Occidental Petroleum Corp.	95,000	7.875%	9/15/2031	123,500
Occidental Petroleum Corp.	380,000	6.450%	9/15/2036	472,150
Occidental Petroleum Corp.	430,000	0.000%	10/10/2036	235,425
Occidental Petroleum Corp.	165,000	4.300%	8/15/2039	160,463
Occidental Petroleum Corp.	160,000	6.200%	3/15/2040	189,200
Occidental Petroleum Corp.	120,000	4.500%	7/15/2044	119,700
Occidental Petroleum Corp.	165,000	4.625%	6/15/2045	167,062
Occidental Petroleum Corp.	240,000	6.600%	3/15/2046	307,200
Occidental Petroleum Corp.	235,000	4.400%	4/15/2046	230,168
Occidental Petroleum Corp.	145,000	4.100%	2/15/2047	138,475
Occidental Petroleum Corp.	190,000	4.200%	3/15/2048	182,400
Occidental Petroleum Corp.	150,000	4.400%	8/15/2049	147,375
				10,844,594
				(Continued)

Adaptive High Income ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued

Information Technology - 6.23%
Westinghouse Air Brake Technologies Corp.	$ 900,000	4.150%	3/15/2024	$ 958,921
Westinghouse Air Brake Technologies Corp.	900,000	3.450%	11/15/2026	955,904
Westinghouse Air Brake Technologies Corp.	1,510,000	4.700%	9/15/2028	1,722,152
				3,636,977
Materials - 7.17%
Newell Brands, Inc.	2,405,000	4.200%	4/1/2026	2,573,350
Newell Brands, Inc.	505,000	5.375%	4/1/2036	616,100
Newell Brands, Inc.	800,000	6.000%	4/1/2046	999,000
				4,188,450
Real Estate - 11.54%
EPR Properties	550,000	4.750%	12/15/2026	592,513
EPR Properties	545,000	4.500%	6/1/2027	580,980
EPR Properties	480,000	4.950%	4/15/2028	523,812
EPR Properties	605,000	3.750%	8/15/2029	617,100
Service Properties Trust	605,000	4.500%	6/15/2023	602,096
Service Properties Trust	995,000	4.350%	10/1/2024	972,780
Service Properties Trust	545,000	4.750%	10/1/2026	519,015
Service Properties Trust	480,000	4.950%	2/15/2027	457,977
Service Properties Trust	490,000	3.950%	1/15/2028	441,032
Service Properties Trust	515,000	4.950%	10/1/2029	481,395
Service Properties Trust	485,000	4.375%	2/15/2030	440,794
Travel Plus Leisure Co.	480,000	4.500%	4/1/2027	507,000
				6,736,494

Total Corporate Bonds (Cost $53,487,937)				52,485,098

LIMITED PARTNERSHIPS - 7.85%

Energy - 7.85%
Plains All American Pipeline LP	515,000	3.850%	10/15/2023	536,768
Plains All American Pipeline LP	550,000	3.600%	11/1/2024	576,462
Plains All American Pipeline LP	735,000	4.650%	10/15/2025	801,711
Plains All American Pipeline LP	555,000	4.500%	12/15/2026	607,050
Plains All American Pipeline LP	445,000	6.650%	1/15/2037	577,389
Plains All American Pipeline LP	370,000	5.150%	6/1/2042	410,448
Plains All American Pipeline LP	505,000	4.700%	6/15/2044	542,105
Plains All American Pipeline LP	480,000	4.900%	2/15/2045	528,522

Total Limited Partnerships (Cost $4,617,722)				4,580,455

SHORT-TERM INVESTMENT - 1.06%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%			618,873	618,873

Total Short-Term Investment (Cost $618,873)				618,873
				(Continued)

Adaptive High Income ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021
			Value (Note 1)

Investments, at Value (Cost $58,724,532) - 98.80%			$57,684,426

Other Assets Less Liabilities - 1.20%			703,560

Net Assets - 100.00%			$58,387,986

The following acronym or abbreviation is used in this portfolio:
LP-Limited Partnership
§	Represents 7 day effective yield as of November 30, 2021.

Summary of Investments

	% of Net Assets	Value
Corporate Bonds	89.89%	52,485,098
Limited Partnerships	7.85%	4,580,455
Short-Term Investment	1.06%	618,873
Other Assets Less Liabilities	1.20%	703,560
Total Net Assets	100.00%	$58,387,986

See Notes to Financial Statements

Adaptive High Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2021

Assets:
Investments, at value (cost $58,724,532)	$57,684,426
Receivables:
Dividends and interest	684,174
Fund shares purchased	407,145
Prepaid expenses:
Security pricing fees	1,865
Insurance expenses	1,334

Total assets	58,778,943

Liabilities:
Due to custodian	500
Payables:
Investments purchased	257,716
Distributions payable	96,800
Accrued expenses:
Professional fees	12,806
Shareholder fulfillment fees	8,454
Advisory fees	7,556
Trustee fees and meeting expenses	2,623
Custody fees	1,746
Administration fees	776
Transfer agent fees	677
Fund accounting fees	590
Registration and filing expenses	466
Miscellaneous expenses	143
Distribution and service fees - Class C Shares	76
Compliance fees	31

Total liabilities	390,957

Net Assets	$58,387,986

Net Assets Consist of:
Paid in capital	$61,454,129
Accumulated deficit	(3,066,143)

Total Net Assets	$58,387,986

Shares Outstanding, no par value (unlimited authorized shares)(a)	5,734,118
Net Assets	$58,387,986
Net Asset Value, Offering Price and Redemption Price Per Share	$10.18

(a)	Adaptive High Income ETF converted from a mutual fund to an ETF as of November 12, 2021. Class C Shares liquidated as of the date of conversion on November 12, 2021.

See Notes to Financial Statements

Adaptive High Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2021

Investment Income:
Dividends	$131,317
Interest	359,403

Total Investment Income	490,720

Expenses:
Advisory fees (note 2)	152,068
Registration and filing expenses	30,588
Administration fees (note 2)	21,265
Professional fees	18,483
Fund accounting fees (note 2)	16,386
Transfer agent fees (note 2)	14,212
Shareholder fulfillment fees	9,141
Custody fees (note 2)	5,110
Trustee fees and meeting expenses (note 3)	4,392
Security pricing fees	2,570
Compliance fees (note 2)	2,013
Insurance fees	1,470
Distribution and service fees - Class C Shares (note 4)	1,235
Miscellaneous expenses (note 2)	915

Total Expenses	279,848

Fees waived by Advisor (note 2)	(90,973)

Net Expenses	188,875

Net Investment Income	301,845

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	247,096
Net change in unrealized depreciation on investments	(1,344,249)

Realized and Unrealized Loss on Investments	(1,097,153)

Net Decrease in Net Assets Resulting from Operations	$(795,308)

See Notes to Financial Statements

Adaptive High Income ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2021 (a)	2021

Operations:
Net investment income			$301,845	$319,558
Net realized gain from investment transactions			247,096	482,875
Net change in unrealized appreciation (depreciation) on investments			(1,344,249)	203,088

Net Increase (Decrease) in Net Assets Resulting from Operations			(795,308)	872,638

Distributions to Shareholders from:
Net investment income			(289,726)	(326,711)

Net Decrease in Net Assets Resulting from Distributions			(289,726)	(722,934)

Beneficial Interest Transactions:
Shares sold			55,455,332	1,528,809
Reinvested dividends and distributions			181,834	201,527
Shares repurchased			(2,990,131)	(13,537,521)

Net (Increase) Decrease from Beneficial Interest Transactions			52,647,035	(11,807,185)

Net Increase (Decrease) in Net Assets			51,562,001	(11,128,375)

Net Assets:
Beginning of Period			6,825,985	17,954,360
End of Period			$58,387,986	$6,825,985

	Period Ended		Year Ended
Share Information:	November 30, 2021 (a)(b)		May 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,338,988	$55,455,332	149,059	$1,488,806
Reinvested dividends and distributions	17,548	181,834	18,917	189,843
Shares repurchased	(279,375)	(2,907,894)	(1,336,960)	(13,276,265)
Net Increase (Decrease) in Shares of
Beneficial Interest	5,077,161	$52,729,272	(1,168,984)	$(11,597,616)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	4,106	$40,003
Reinvested dividends and distributions	-	-	1,174	11,684
Shares repurchased	(7,902)	(82,237)	(25,797)	(261,256)
Net Decrease in Shares of
Beneficial Interest	(7,902)	$(82,237)	(20,517)	$(209,569)

(a) Unaudited.
(b)			Adaptive High Income ETF converted from a mutual fund to an ETF as of November 12, 2021. Class C Shares liquidated as of the date of conversion on November 12, 2021.

See Notes to Financial Statements

Adaptive High Income ETF

Financial Highlights

For a share outstanding during the	November 30,		May 31,
fiscal years or period ended	2021	(e)	2021	(f)	2020	(f)	2019	(f)	2018	(f)

Net Asset Value, Beginning of Period	$10.27		$9.68		$9.66		$9.82		$10.20

Income (Loss) from Investment Operations
Net investment income (d)	0.18		0.33		0.34		0.39		0.42
Net realized and unrealized gain (loss)
on investments	(0.18)		0.61		0.02		(0.10)		(0.37)

Total from Investment Operations	-		0.94		0.36		0.29		0.05

Less Distributions From:
Net investment income	(0.09)		(0.35)		(0.34)		(0.45)		(0.43)

Total Distributions	(0.09)		(0.35)		(0.34)		(0.45)		(0.43)

Net Asset Value, End of Period	$10.18		$10.27		$9.68		$9.66		$9.82

Total Return (a)	0.04%		9.82%		3.75%		3.02%		0.52%

Net Assets, End of Period (in thousands)	$58,388		$6,502		$17,452		$24,440		$33,016

Ratios of:
Gross Expenses to Average Net Assets (b)	1.69%		3.35%		2.07%		1.65%		2.88%
Net Expenses to Average Net Assets (b)	1.14%		1.25%		1.25%		1.25%		1.25%
Net Investment Income to Average Net Assets (b)(c)	1.82%		3.27%		3.43%		3.99%		4.18%

Portfolio turnover rate	56.22%		133.83%		136.88%		81.99%		13.23%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Unaudited.
(f)
Adaptive High Income ETF converted from a mutual fund to an ETF as of November 12, 2021.  Class C Shares liquidated as of the date of conversion on November 12, 2021.  May 31, 2017-May 31, 2021 represent the mutual fund Institutional Class Shares only.

See Notes to Financial Statements

AI Quality Growth ETF

Schedule of Investments
(Unaudited)

As of November 30, 2021
		Shares	Value (Note 1)
COMMON STOCKS - 99.83%
Business Services - 9.01%
	Accenture PLC - Class A	4,651	$1,662,267
*	Fair Isaac Corp.	4,111	1,451,717
	MSCI, Inc.	2,475	1,557,889
*	Shopify, Inc. - Class A	1,086	1,652,664
			6,324,537
Communication Services - 13.72%
*	Alphabet, Inc. - Class C	552	1,572,670
*	Amazon.com, Inc.	461	1,616,759
	Apple, Inc.	10,750	1,776,975
*	Meta Platforms, Inc. - Class A	4,986	1,617,758
*	Netflix, Inc.	2,572	1,650,967
*	The Walt Disney Co.	9,668	1,400,893
			9,636,022
Consumer Discretionary - 13.85%
*	Booking Holdings, Inc.	667	1,401,934
	Costco Wholesale Corp.	3,389	1,827,959
	Estee Lauder Cos., Inc. - Class A	5,083	1,687,912
	NIKE, Inc.	10,145	1,716,940
	Starbucks Corp.	13,974	1,532,109
	The Coca-Cola Co.	29,810	1,563,535
			9,730,389
Financials - 14.60%
	Intuit, Inc.	2,800	1,826,440
	Lockheed Martin Corp.	4,740	1,579,937
	Moody's Corp.	3,055	1,193,405
	PayPal Holdings, Inc.	7,114	1,315,308
	S&P Global, Inc.	3,543	1,614,651
*	Square, Inc.	6,439	1,341,437
	Visa, Inc. - Class A	7,158	1,387,006
			10,258,184
Health Care - 11.81%
	Abbott Laboratories	12,566	1,580,426
	Eli Lilly & Co.	6,600	1,637,064
	Procter & Gamble Co.	11,282	1,631,152
	UnitedHealth Group, Inc.	3,837	1,704,472
	Zoetis, Inc. - Class A	7,855	1,744,124
			8,297,238
Industrials - 2.41%
	Thermo Fisher Scientific, Inc.	2,670	1,689,656
			1,689,656

			(Continued)

AI Quality Growth ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021
	Shares	Value (Note 1)

COMMON STOCKS - Continued
Information Technology - 22.78%
Adobe Systems, Inc.	2,545	$1,704,768
* Align Technology, Inc.	2,487	1,520,875
* Fortinet, Inc.	5,026	1,669,185
Lam Research Corp.	2,697	1,833,555
Microsoft Corp.	5,256	1,737,581
NVIDIA Corp.	6,011	1,964,154
* salesforce.com, Inc.	5,770	1,644,219
* ServiceNow, Inc.	2,457	1,591,399
Trade Desk, Inc.	22,621	2,339,464
		16,005,200
Materials - 9.58%
Applied Materials, Inc.	11,343	1,669,576
Danaher Corp.	4,925	1,584,077
The Home Depot, Inc.	4,806	1,925,332
United Parcel Service, Inc. - Class B	7,801	1,547,484
		6,726,469
Real Estate - 2.07%
American Tower Corp.	5,552	1,457,289
		1,457,289

Total Common Stocks (Cost $55,774,021)		70,124,984

Investments, at Value (Cost $55,774,021) - 99.83%		$70,124,984

Other Assets Less Liabilities - 0.17%		122,677

Net Assets - 100.00%		$70,247,661

* Non-income producing investment
§ Represents 7 day effective yield as of November 30, 2021.

The following acronym or abbreviation is used in this Schedule:
PLC - Public Limited Company

		(Continued)

AI Quality Growth ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021

Summary of Investments
	% of Net
by Sector	Assets	Value
Common Stocks:
Business Services	9.01%	$6,324,537
Communication Services	13.72%	9,636,022
Consumer Discretionary	13.85%	9,730,389
Financials	14.60%	10,258,184
Health Care	11.81%	8,297,238
Industrials	2.41%	1,689,656
Information Technology	22.78%	16,005,200
Materials	9.58%	6,726,469
Real Estate	2.07%	1,457,289
Other Assets Less Liabilities	0.17%	122,677
Total Net Assets	100.00%	$70,247,661

See Notes to Financial Statements

AI Quality Growth ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2021

Assets:
Investments, at value (cost $55,774,021)	$70,124,984
Cash	115,505
Receivables:
Dividends and interest	60,237
Prepaid expenses:
Shareholder fulfillment fees	1,244
Insurance expenses	1,006

Total assets	70,302,976

Liabilities:
Accrued expenses:
Advisory fees	23,879
Professional fees	14,283
Custody fees	8,160
Administration fees	4,165
Trustee fees and meeting expenses	2,272
Transfer agent fees	1,233
Security pricing fees	356
Registration and filing expenses	326
Fund accounting fees	311
Miscellaneous expenses	170
Distribution and service fees - Class C Shares and Class A Shares	140
Compliance fees	20

Total liabilities	55,315

Total Net Assets	$70,247,661

Net Assets Consist of:
Paid in capital	$52,930,168
Distributable earnings	17,317,493

Total Net Assets	$70,247,661

Shares Outstanding, no par value (unlimited authorized shares)(a)	4,095,133
Net Assets	$70,247,661
Net Asset Value, Offering Price and Redemption Price Per Share	$17.15

(a)	AI Quality Growth ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.

See Notes to Financial Statements

AI Quality Growth ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2021

Investment Income:
Dividends	$259,243

Total Investment Income	259,243

Expenses:
Advisory fees (note 2)	330,512
Administration fees (note 2)	35,613
Transfer agent fees (note 2)	29,233
Registration and filing expenses	24,079
Professional fees	17,773
Fund accounting fees (note 2)	19,769
Shareholder fulfillment fees	12,071
Distribution and service fees - Class C Shares (note 4)	11,587
Custody fees (note 2)	10,369
Trustee fees and meeting expenses (note 3)	4,392
Security pricing fees	2,562
Insurance fees	2,013
Compliance fees (note 2)	2,013
Miscellaneous expenses (note 2)	915
Distribution and service fees - Class A Shares (note 4)	672

Total Expenses	503,573

Fees waived by Advisor (note 2)	(86,922)

Net Expenses	416,651

Net Investment Loss	(157,408)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	2,338,392
Net change in unrealized appreciation on investments	5,763,819

Net Realized and Unrealized Gain on Investments	8,102,211

Net Increase in Net Assets Resulting from Operations	$7,944,803

See Notes to Financial Statements

AI Quality Growth ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2021 (a)	2021

Operations:
Net investment loss			$(157,408)	$(380,913)
Net realized gain from investment transactions			2,338,392	20,623,990
Net change in unrealized appreciation (depreciation) on investments			5,763,819	(5,347,030)

Net Increase in Net Assets Resulting from Operations			7,944,803	14,896,047

Distributions to Shareholders:			(6,357,500)	(4,212,000)

Decrease in Net Assets Resulting from Distributions			(6,357,500)	(4,212,000)

Beneficial Interest Transactions:
Shares sold			16,499,367	7,579,465
Reinvested dividends and distributions			5,769,231	3,939,143
Shares repurchased			(9,000,964)	(45,099,153)

Increase (Decrease) from Beneficial Interest Transactions			13,267,634	(33,580,545)

Net Decrease in Net Assets			14,854,937	(22,896,498)

Net Assets:
Beginning of Period			55,392,724	78,289,222
End of Period			$70,247,661	$55,392,724

	Period Ended		Year Ended
Share Information:	November 30, 2021 (a)(b)		May 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	929,971	$16,499,367	457,541	$7,169,609
Reinvested dividends and distributions	330,804	5,769,231	228,088	3,615,198
Shares repurchased	(531,471)	(8,708,448)	(3,040,351)	(43,676,273)
Net Increase (Decrease) in Shares of
Beneficial Interest	729,304	$13,560,150	(2,354,722)	$(32,891,466)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	25,871	$380,040
Reinvested dividends and distributions	-	-	15,550	229,980
Shares repurchased	(15,352)	(253,137)	(57,379)	(847,041)
Net Decrease in Shares of
Beneficial Interest	(15,352)	$(253,137)	(15,958)	$(237,021)

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	3,133	$29,816
Reinvested dividends and distributions	-	-	10,475	93,965
Shares repurchased	(3,868)	(39,379)	(62,116)	(575,839)
Net Decrease in Shares of
Beneficial Interest	(3,868)	$(39,379)	(48,508)	$(452,058)

(a) Unaudited.
(b)	AI Quality Growth ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.

See Notes to Financial Statements

AI Quality Growth ETF

Financial Highlights

For a share outstanding during the	November 30,		May 31,
fiscal years or period ended	2021	(g)	2021	(h)	2020	(h)	2019	(h)	2018	(h)

Net Asset Value, Beginning of Period	$16.56		$13.62		$12.61		$16.06		$13.69

Income (Loss) from Investment Operations
Net investment income (loss) (c)	(0.04)		(0.10)		(0.02)		(0.01)		(0.06)
Net realized and unrealized gain (loss) on
investments	2.29		4.29		1.04		(2.43)		3.05

Total from Investment Operations	2.25		4.19		1.02		(2.44)		2.99

Less Distributions:
From net investment income	-		-		(0.01)		-		-
From net realized gains	(1.66)		(1.25)		-		(1.01)		(0.62)

Total Distributions	(1.66)		(1.25)		(0.01)		(1.01)		(0.62)

Net Asset Value, End of Period	$17.15		$16.56		$13.62		$12.61		$16.06

Total Return (a)	13.45%		31.15%		8.05%		(13.63)%		22.23%

Net Assets, End of Period (in thousands)	$70,248		$52,197		$74,999		$80,299		$102,233

Ratios of:
Interest Expense to Average Net Assets	-		0.00%	(f)	0.01%		-		-
Gross Expenses to Average Net Assets (b)	1.50%	(e)	1.67%	(e)	1.47%	(e)	1.39%		1.39%
Net Expenses to Average Net Assets (b)	1.24%	(e)	1.25%	(e)	1.25%	(e)	1.25%		1.25%
Net Investment Income (Loss) to
Average Net Assets (b)(d)	(0.47)%		(0.63)%		(0.13)%		(0.07)%		(0.39)%

Portfolio turnover rate	47.23%		147.82%		72.71%		122.27%		124.11%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes interest expense.
(f) Less than 0.01% of net assets.
(g) Unaudited.
(h)
AI Quality Growth ETF converted from a mutual fund to an ETF as of November 5, 2021.  Class C Shares and Class A Shares liquidated as of the date of conversion on November 5, 2021.  May 31, 2017-May 31, 2021 represent the mutual fund Institutional Class Shares only.

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Schedule of Investments
(Unaudited)

As of November 30, 2021
				Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 93.39%
	Commodity Funds - 22.37%
	Credit Suisse X-Links Crude Oil Shares Covered Call ETN			393,775	$ 1,850,743
	Credit Suisse X-Links Gold Shares Covered Call ETN			747,710	6,205,993
					8,056,736
Debt Funds - 24.26%
	SPDR Portfolio TIPS ETF			276,223	8,739,696

	Large-Cap Funds - 41.08%
	Global X Nasdaq 100 Covered Call ETF			332,761	7,490,450
	Global X S&P 500 Covered Call ETF			148,571	7,309,693
					14,800,143
	Small-Cap Fund - 5.67%
	Global X Russell 2000 Covered Call ETF			84,289	2,044,008

	Total Exchange-Traded Products (Cost $34,592,880)				33,640,583

			Interest	Maturity Date
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.20%		Principal	Rate
WL Collateral - 2.20%
	American Home Mortgage Investment
	Trust 2004-1 (b)	$ 196,383	2.252%	4/25/2044	189,867
	Bear Stearns ARM Trust 2004-8 (a)	108,204	2.158%	11/25/2034	110,730
	CWALT, Inc. 2005-10CB	70,064	5.000%	12/25/2021	70,064
CWALT, Inc. 2005-J11		130,899	5.000%	3/25/2022	126,440
	CWALT, Inc. 2006-28CB	594,088	6.500%	10/25/2036	186,609
PHH	2004-1 (b)	82,991	2.342%	7/25/2038	81,592
	Salomon Brothers Mortage Co., Inc.	101,707	7.000%	6/25/2026	26,750

	Total Collateralized Mortgage Obligations (Cost $860,816)				792,052

SHORT-TERM INVESTMENT - 3.95%
Fidelity Investments Money Market Government Portfolio -
	Institutional Class, 0.01% §			1,422,629	1,422,629

	Total Short-Term Investment (Cost $1,422,629)				1,422,629

					(Continued)

RH Hedged Multi-Asset Income ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021
			Value (Note 1)

Investments, at Value (Cost $36,876,326) - 99.53%			$35,855,264

Other Assets Less Liabilities - 0.47%			167,996

Net Assets - 100.00%			$36,023,260

§ Represents 7 day effective yield
(a)	Variable interest rate - The interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of November 30, 2021.
(b) Floating interest rate

Summary of Investments
	% of Net Assets	Value
Exchange-Traded Products:
Commodity Funds	22.37%	$ 8,056,736
Debt Funds	24.26%	8,739,696
Large-Cap Funds	41.08%	14,800,143
Small-Cap Fund	5.67%	2,044,008
Collateralized Mortgage Obligations:
WL Collateral	2.20%	792,052
Short-Term Investment	3.95%	1,422,629
Other Assets Less Liabilities	0.47%	167,996
Total Net Assets	100.00%	$ 36,023,260

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2021

Assets:
Investments, at value (cost $36,876,326)	$35,855,264
Receivables:
Investments sold	996
Fund shares sold	9,778,556
Dividends	71,642
Interest	5,400
Prepaid expenses:
Insurance expenses	1,560

Total assets	45,713,418

Liabilities:
Due to custodian	500
Payables:
Investments purchased	9,532,762
Distributions payable	124,675
Accrued expenses:
Professional fees	14,560
Custody fees	7,153
Shareholder fulfillment fees	2,591
Trustee fees and meeting expenses	1,899
Security pricing fees	1,236
Advisory fees	1,097
Administration fees	1,007
Distribution and service fees - Class C Shares	884
Transfer agent fees	797
Registration and filing fees	483
Fund accounting fees	311
Miscellaneous expenses	178
Compliance fees	25

Total liabilities	9,690,158

Total Net Assets	$36,023,260

Net Assets Consist of:
Paid in capital	$38,755,291
Accumulated deficit	(2,732,031)

Total Net Assets	$36,023,260

Shares Outstanding, no par value (unlimited authorized shares)(a)	3,790,546
Net Assets	$36,023,260
Net Asset Value, Offering Price, and Redemption Price Per Share	$9.50

(a)	RH Hedged Multi-Asset Income ETF converted from a mutual fund to an ETF as of November 12, 2021. Class C Shares liquidated as of the date of conversion on November 12, 2021.

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2021

Investment Income:
Dividends	$559,476
Interest	51,598

Total Investment Income	611,074

Expenses:
Advisory fees (note 2)	111,468
Registration and filing expenses	29,797
Professional fees	21,045
Distribution and service fees - Class C Shares (note 4)	16,780
Administration fees (note 2)	16,080
Fund accounting fees (note 2)	16,034
Transfer agent fees (note 2)	14,744
Shareholder fulfillment fees	11,394
Custody fees (note 2)	8,235
Trustee fees and meeting expenses (note 3)	4,392
Security pricing fees	2,614
Compliance fees (note 2)	2,013
Insurance fees	1,593
Miscellaneous expenses (note 2)	915

Total Expenses	257,104

Fees waived by Advisor (note 2)	(102,778)

Net Expenses	154,326

Net Investment Income	456,748

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	318,574

Net change in unrealized depreciation on investments	(1,085,281)

Net Realized and Unrealized Loss on Investments	(766,707)

Net Decrease in Net Assets Resulting from Operations	$(309,959)

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2021 (a)	2021

Operations:
Net investment income			$456,748	$965,462
Net realized gain (loss) from investment transactions			318,574	(1,852,985)
Net change in unrealized appreciation (depreciation) on investments			(1,085,281)	2,597,252

Net Increase (Decrease) in Net Assets Resulting from Operations			(309,959)	1,709,729

Distributions to Shareholders:
Institutional Class Shares			(447,591)	(965,611)
Class C Shares			(77,519)	(77,519)

Net Decrease in Net Assets Resulting from Distributions			(525,110)	(1,043,130)

Beneficial Interest Transactions:
Shares sold			20,948,236	9,430,520
Reinvested dividends and distributions			262,116	776,364
Shares repurchased			(7,490,960)	(34,312,894)
Increase (Decrease) from Beneficial Interest Transactions			13,719,392	(24,106,010)

Net Increase (Decrease) in Net Assets			12,884,323	(23,439,411)

Net Assets:
Beginning of Period			23,061,417	46,500,828
End of Period			$36,023,260	$23,061,417

	Period Ended		Year Ended
Share Information:	November 30, 2021 (a)(b)		May 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,186,236	$20,948,236	923,524	$9,139,571
Reinvested dividends and distributions	26,931	262,116	70,765	700,708
Shares repurchased	(345,523)	(3,366,281)	(3,396,861)	(33,929,918)
Net Increase (Decrease) in Shares of
Beneficial Interest	1,867,644	$17,844,071	(2,402,572)	$(24,089,639)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	30,509	$290,949
Reinvested dividends and distributions	-	-	7,925	75,656
Shares repurchased	(438,048)	(4,124,679)	(40,236)	(382,976)
Net Decrease in Shares of
Beneficial Interest	(438,048)	$(4,124,679)	(1,802)	$(16,371)

(a) Unaudited.
(b)	RH Hedged Multi-Asset Income ETF converted from a mutual fund to an ETF as of November 12, 2021. Class C Shares liquidated as of the date of conversion on November 12, 2021.

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF

Financial Highlights

For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2021	(e)	2021	(f)	2020	(f)	2019	(f)	2018	(f)

Net Asset Value, Beginning of Period	$9.83		$9.79		$10.29		$10.12		$10.42

Income (Loss) from Investment Operations
Net investment income (c)	0.37		0.26		0.31		0.43		0.38
Net realized and unrealized gain (loss)
on investments	(0.51)		0.06		(0.47)		0.17		(0.18)

Total from Investment Operations	(0.14)		0.32		(0.16)		0.60		0.20

Less Distributions:
From net investment income	(0.19)		(0.28)		(0.34)		(0.43)		(0.33)
From return of capital	-		-		-		-		(0.17)

Total Distributions	(0.19)		(0.28)		(0.34)		(0.43)		(0.50)

Net Asset Value, End of Period	$9.50		$9.83		$9.79		$10.29		$10.12

Total Return (a)	(1.98)%		3.29%		(1.62)%		6.07%		1.93%

Net Assets, End of Period (in thousands)	$36,023		$18,911		$42,354		$14,767		$4,822

Ratios of:
Gross Expenses to Average Net Assets (b)	3.12%		1.86%		1.83%		2.88%		4.03%
Net Expenses to Average Net Assets (b)	1.21%		1.25%		1.25%		1.25%		1.25%
Net Investment Income to Average
Net Assets (b)(d)	4.00%		2.58%		3.04%		4.19%		3.75%

Portfolio turnover rate	190.65%		148.62%		9.52%		27.78%		99.44%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Unaudited.
(f)
RH Hedged Multi-Asset Income ETF converted from a mutual fund to an ETF as of November 12, 2021. Class C Shares liquidated as of the date of conversion on November 12, 2021.  May 31, 2017-May 31, 2021 represent the mutual fund Institutional Class Shares only.

See Notes to Financial Statements

RH Tactical Outlook ETF

Schedule of Investments
(Unaudited)

As of November 30, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 99.47%

Commodity - 1.84%
* SPDR Gold Shares ETF	2,195	$363,273

Fixed Income - 3.28%
iShares 0-5 Year TIPS Bond ETF	6,088	645,693

Industrials - 1.75%
SPDR S&P Oil & Gas Exploration & Production ETF	3,535	344,274

Large-Cap - 67.44%
Invesco QQQ Trust ETF	11,695	4,605,725
iShares Core S&P 500 ETF	10,271	4,700,318
iShares MSCI USA Min Vol Factor ETF	52,491	3,987,216
		13,293,259
Mid-Cap - 15.85%
iShares Core S&P Mid-Cap ETF	11,562	3,124,515

Real Estate - 1.70%
Vanguard Real Estate ETF	3,150	336,231

Small-Cap - 7.61%
iShares Russell 2000 ETF	6,872	1,499,264

Total Exchange-Traded Products (Cost $17,141,417)		19,606,509

SHORT-TERM INVESTMENT - 0.00%
§ Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%	25	25

Total Short-Term Investment (Cost $25)		25

Investments, at Value (Cost $17,141,442) - 99.47%		$19,606,534

Other Assets Less Liabilities - 0.53%		103,561

Net Assets - 100.00%		$19,710,095

§ Represents 7 day effective yield as of November 30, 2021.
* Non income-producing investment

		(Continued)

RH Tactical Outlook ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Commodity	1.84%	$363,273
Fixed Income	3.28%	645,693
Industrials	1.75%	344,274
Large-Cap	67.44%	13,293,259
Mid-Cap	15.85%	3,124,515
Real Estate	1.70%	336,231
Small-Cap	7.61%	1,499,264
Short-Term Investment	0.00%	25
Other Assets Less Liabilities	0.53%	103,561
Total Net Assets	100.00%	$19,710,095

See Notes to Financial Statements

RH Tactical Outlook ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2021

Assets:
Investments, at value (cost $17,141,442)	$19,606,534
Cash	111,208
Receivables:
Fund shares sold	3,130,644
Prepaid expenses:
Insurance expenses	1,337

Total assets	22,849,723

Liabilities:
Payables:
Investments purchased	3,108,674
Accrued expenses:
Professional fees	18,163
Custody fees	3,671
Trustee fees and meeting expenses	2,259
Advisory fees	2,064
Administration fees	1,462
Shareholder fulfillment fees	1,123
Transfer agent fees	837
Security pricing fees	468
Registration and filing expenses	348
Fund accounting fees	278
Miscellaneous expenses	169
Distribution and service fees - Class C and Class A Shares	95
Compliance fees	17

Total liabilities	3,139,628

Total Net Assets	$19,710,095

Net Assets Consist of:
Paid in capital	$17,489,016
Distributable earnings	2,221,079

Total Net Assets	$19,710,095

Shares Outstanding, no par value (unlimited authorized shares)(a)	1,283,586
Net Assets	$19,710,095
Net Asset Value, Offering Price and Redemption Price Per Share	$15.36

(a) RH Tactical Outlook ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.

See Notes to Financial Statements

RH Tactical Outlook ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2021

Investment Income:
Dividends	$83,616

Total Investment Income	83,616

Expenses:
Advisory fees (note 2)	69,777
Registration and filing expenses	25,750
Fund accounting fees (note 2)	17,495
Professional fees	17,463
Transfer agent fees (note 2)	17,190
Administration fees (note 2)	16,640
Shareholder fulfillment fees	12,892
Custody fees (note 2)	4,941
Trustee fees and meeting expenses (note 3)	4,392
Distribution and service fees - Class C Shares (note 4)	2,610
Compliance fees (note 2)	2,013
Insurance fees	1,575
Security pricing fees	1,281
Miscellaneous expenses (note 2)	915
Distribution and service fees - Class A Shares (note 4)	32

Total Expenses	194,966

Fees waived and reimbursed by Advisor (note 2)	(105,249)

Net Expenses	89,717

Net Investment Loss	(6,101)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	75,018
Net change in unrealized appreciation on investments	616,465

Net Realized and Unrealized Gain on Investments	691,483

Net Increase in Net Assets Resulting from Operations	$685,382

See Notes to Financial Statements

RH Tactical Outlook ETF

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2021 (a)	2021

Operations:
Net investment loss			$(6,101)	$(9,257)
Net realized gain from investment transactions			75,018	2,269,810
Net change in unrealized appreciation on investments			616,465	632,654

Net Increase in Net Assets Resulting from Operations			685,382	2,893,207

Beneficial Interest Transactions:
Shares sold			9,413,411	1,734,554
Reinvested dividends and distributions			-	-
Shares repurchased			(1,880,499)	(9,224,698)

Net Increase (Decrease) from Beneficial Interest Transactions			7,532,912	(7,490,144)

Net Increase (Decrease) in Net Assets			8,218,294	(4,596,937)

Net Assets:
Beginning of Period			11,491,801	16,088,738
End of Period			$19,710,095	$11,491,801

	Period Ended		Year Ended
Share Information:	November 30, 2021 (a)(b)		May 31, 2021
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	611,798	$9,413,411	131,238	$1,710,490
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(119,075)	(1,755,121)	(732,826)	(8,936,727)
Net Increase (Decrease) in Shares of
Beneficial Interest	492,723	$7,658,290	(601,588)	$(7,226,237)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	134	$1,506
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(8,051)	(112,309)	(22,037)	(287,971)
Net Decrease in Shares of
Beneficial Interest	(8,051)	$(112,309)	(21,903)	$(286,465)

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	-	$-	2,605	$22,558
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(1,280)	(13,069)	-	-
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,280)	$(13,069)	2,605	$22,558

(a) Unaudited.
(b)	RH Tactical Outlook ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.

See Notes to Financial Statements

RH Tactical Outlook ETF

Financial Highlights

For a share outstanding during	November 30,		May 31,
the fiscal years or period ended	2021	(f)	2021	(g)	2020	(g)	2019	(g)	2018	(g)

Net Asset Value, Beginning of Period	$14.44		$11.36		$11.84		$13.79		$12.30

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	(0.01)		0.00	(d)	0.08		0.09		0.02
Net realized and unrealized gain (loss)
on investments	0.93		3.08		(0.39)		(0.29)		1.68

Total from Investment Operations	0.92		3.08		(0.31)		(0.20)		1.70

Less Distributions From:
Net investment income	-		-		(0.17)		(0.04)		-
Net realized gains	-		-		-		(1.71)		(0.21)

Total Distributions	-		-		(0.17)		(1.75)		(0.21)

Net Asset Value, End of Period	$15.36		$14.44		$11.36		$11.84		$13.79

Total Return (e)	6.34%		27.11%		(2.84)%		(0.55)%		13.87%

Net Assets, End of Period (in thousands)	$19,710		$10,816		$15,339		$14,781		$9,562

Ratios of:
Gross Expenses to Average Net Assets (a)	2.76%		2.92%		2.50%		2.65%		3.08%
Net Expenses to Average Net Assets (a)	1.25%		1.25%		1.25%		1.25%		1.25%
Net Investment Income (Loss) to Average
Net Assets (a)(b)	(0.09)%		(0.01)%		0.62%		0.70%		0.18%

Portfolio turnover rate	3.17%		143.64%		141.55%		159.92%		163.22%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d) Less than $0.01 per share.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f) Unaudited.
(g)
RH Tactical Outlook ETF converted from a mutual fund to an ETF as of November 5, 2021.  Class C Shares and Class A Shares liquidated as of the date of conversion on November 5, 2021.  May 31, 2017-May 31, 2021 represent the mutual fund Institutional Class Shares only.

See Notes to Financial Statements

RH Tactical Rotation ETF

Schedule of Investments
(Unaudied)

As of November 30, 2021
	Shares	Value (Note 1)

COMMON STOCKS - 12.53%

Business Services - 1.34%
Accenture PLC - Class A	1,250	$446,750

Communication Services - 1.21%
* Meta Platforms, Inc. - Class A	1,234	400,384

Financials - 1.05%
Visa, Inc., Class A	1,803	349,367

Health Care - 2.73%
Abbott Laboratories	3,554	446,987
Zoetis, Inc. - Class A	2,062	457,846
		904,833
Information Technology - 6.20%
* Adobe Systems, Inc.	716	479,613
* Alphabet, Inc. - Class C Shares	122	347,583
* Amazon.com Inc	102	357,721
Microsoft Corp.	1,365	451,255
* salesforce.com, Inc.	1,476	420,601
		2,056,773

Total Common Stocks (Cost $14,122,100)		4,158,107

EXCHANGE-TRADED PRODUCTS - 86.13%

Growth - 14.23%
SPDR Portfolio S&P 500 Growth ETF	66,624	4,722,309

Large-Cap - 58.99%
SPDR S&P 500 ETF Trust	42,968	19,574,502

Value - 12.91%
SPDR Portfolio S&P 500 Value ETF	108,573	4,283,205

Total Exchange-Traded Products (Cost $4,308,166)		28,580,016

SHORT-TERM INVESTMENT - 0.01%
§ Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.01%	2,029	2,029

Total Short-Term Investment (Cost $2,029)		2,029

Investments, at Value (Cost $31,674,145) - 98.67%		$32,740,152

Other Assets Less Liabilities - 1.33%		440,650

Net Assets - 100.00%		$33,180,802
§ Represents 7 day effective yield as of November 30, 2021.

		(Continued)

RH Tactical Rotation ETF

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2021

Summary of Investments

	% of Net Assets	Value
Common Stocks:
Business Services	1.34%	$446,750
Communication Services	1.21%	400,384
Financials	1.05%	349,367
Health Care	2.73%	904,833
Information Technology	6.20%	2,056,773
Exchange-Traded Products:
Growth	14.23%	4,722,309
Large-Cap	58.99%	19,574,502
Value	12.91%	4,283,205
Short-Term Investment	0.01%	2,029
Other Assets Less Liabilities	1.33%	440,650
Total Net Assets	100.00%	$33,180,802

See Notes to Financial Statements

RH Tactical Rotation ETF

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2021

Assets:
Investments, at value (cost $31,674,145)	$32,740,152
Cash	414,540
Receivables:
Fund shares sold	2,424,519
Dividends	1,705
Prepaid expenses:
Insurance expenses	1,297
Distribution and service fees - Class C Shares and Class A Shares	104

Total assets	35,582,317

Liabilities:
Payables:
Investments purchased	2,345,456
Accrued expenses:
Professional fees	15,159
Shareholder fulfillment fees	14,956
Advisory fees	9,517
Custody fees	8,813
Administration fees	2,776
Trustee fees and meeting expenses	2,753
Transfer agent fees	647
Security pricing fees	471
Registration and filing expenses	306
Fund accounting fees	258
Compliance fees	227
Miscellaneous expenses	176

Total liabilities	2,401,515

Total Net Assets	$33,180,802

Net Assets Consist of:
Paid in capital	$35,389,596
Accumulated deficit	(2,208,794)

Total Net Assets	$33,180,802

Shares Outstanding, no par value (unlimited authorized shares)(a)	2,367,274
Net Assets	$33,180,802
Net Asset Value, Offering Price and Redemption Price Per Share	$14.02

(a)	RH Tactical Rotation ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.

See Notes to Financial Statements

RH Tactical Rotation ETF

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2021

Investment Income:
Dividends	$134,743

Total Investment Income	134,743

Expenses:
Advisory fees (note 2)	119,783
Registration and filing expenses	24,920
Transfer agent fees (note 2)	18,512
Fund accounting fees (note 2)	17,905
Professional fees	17,418
Administration fees (note 2)	16,640
Shareholder fulfillment fees	12,661
Custody fees (note 2)	7,118
Compliance fees (note 2)	6,222
Trustee fees and meeting expenses (note 3)	4,392
Distribution and service fees - Class C Shares (note 4)	4,022
Insurance expenses	1,587
Security pricing fees	1,464
Miscellaneous expenses (note 2)	915
Distribution and service fees - Class A Shares (note 4)	99

Total Expenses	253,658

Fees waived by Advisor (note 2)	(99,867)

Net Expenses	153,791

Net Investment Loss	(19,048)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	656,954
Net change in unrealized appreciation on investments	473,454

Net Realized and Unrealized Gain on Investments	1,130,408

Net Increase in Net Assets Resulting from Operations	$1,111,360

See Notes to Financial Statements

RH Tactical Rotation ETF

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2021	(a)	2021

Operations:
Net investment loss			$ (19,048)		$ (9,761)
Net realized gain from investment transactions			656,954		5,574,810
Net change in unrealized appreciation (depreciation) on investments			473,454		(643,002)

Net Increase in Net Assets Resulting from Operations			1,111,360		4,922,047

Distributions to Shareholders (b):
Institutional Class Shares			-		(175,361)
Class C Shares			-		-
Class A Shares			-		(839)

Net Decrease in Net Assets Resulting from Distributions			-		(176,200)

Beneficial Interest Transactions:
Shares sold			15,418,122		7,468,928
Reinvested dividends and distributions			-		171,698
Shares repurchased			(3,462,515)		(12,513,175)

Increase (Decrease) from Beneficial Interest Transactions			11,955,607		(4,872,549)

Net Decrease in Net Assets			13,066,967		(126,702)

Net Assets:
Beginning of Period			20,113,835		20,240,537
End of Period			$ 33,180,802		$ 20,113,835

	Period Ended		Year Ended
Share Information:	November 30, 2021 (a)(b)		May 31, 2021
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,111,992	$ 15,418,122	606,509		$ 7,462,390
Reinvested dividends and distributions	-	-	13,971		170,859
Shares repurchased	(184,171)	(3,302,929)	(1,027,019)		(12,062,968)
Net Increase (Decrease) in Shares of
Beneficial Interest	927,821	12,115,193	(406,539)		$ (4,429,719)
Class C Shares	Shares	Amount	Shares		Amount
Shares sold	-	$ -	395		$ 4,038
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(72,082)	(146,543)	(34,396)		(411,018)
Net Decrease in Shares of
Beneficial Interest	(72,082)	$ (146,543)	(34,001)		$ (406,980)
Class A Shares	Shares	Amount	Shares		Amount
Shares sold	-	$ -	265		$ 2,500
Reinvested dividends and distributions	-	-	96		839
Shares repurchased	(1,327)	(13,043)	(4,616)		(39,189)
Net Decrease in Shares of
Beneficial Interest	(1,327)	$ (13,043)	(4,255)		$ (35,850)
(a) Unaudited.
(b)	RH Tactical Rotation ETF converted from a mutual fund to an ETF as of November 5, 2021. Class C and Class A Shares liquidated as of the date of conversion on November 5, 2021.
See Notes to Financial Statements

RH Tactical Rotation ETF

Financial Highlights

For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2021	(f)	2021	(g)	2020	(g)	2019	(g)	2018	(g)

Net Asset Value, Beginning of Period	$13.36		$10.40		$11.61		$13.76		$12.78

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.01)		-		0.06		0.13		0.09
Net realized and unrealized gain (loss)
on investments	0.67		3.09		(0.94)		(0.75)		0.97

Total from Investment Operations	0.66		3.09		(0.88)		(0.62)		1.06

Less Distributions From:
Net investment income	-		(0.13)		(0.33)		(0.10)		(0.08)
Net realized gains	-		-		-		(1.43)		-

Total Distributions	-		(0.13)		(0.33)		(1.53)		(0.08)

Net Asset Value, End of Period	$14.02		$13.36		$10.40		$11.61		$13.76

Total Return (a)	4.91%		29.80%		(7.98)%		(3.38)%		8.28%

Net Assets, End of Period (in thousands)	$33,181		$19,021		$19,027		$71,697		$129,034

Ratios of:
Interest Expense to Average Net Assets	-		0.00%	(e)	0.00%	(e)	-		-
Gross Expenses to Average Net Assets (b)	2.11%		2.34%		1.80%		1.34%		1.30%
Net Expenses to Average Net Assets (b)	1.25%		1.25%		1.25%		1.25%		1.25%
Net Investment Income to Average
Net Assets (b)(c)	(0.16)%		0.06%		0.49%		1.03%		0.66%

Portfolio turnover rate	172.35%		529.41%		624.45%		379.14%		80.28%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f) Unaudited.
(g)
RH Tactical Rotation ETF converted from a mutual fund to an ETF as of November 5, 2021.  Class C Shares and Class A Shares liquidated as of the date of conversion on November 5, 2021.  May 31, 2017-May 31, 2021 represent the mutual fund Institutional Class Shares only.

See Notes to Financial Statements

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

1.	Organization and Significant Accounting Policies

The Adaptive ETFs (the “ETFs”), formerly known as the Adaptive Funds, are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each ETF is a separate, diversified series of the Trust.

The Adaptive Alpha Opportunities ETF, formerly known as the Adaptive Growth Opportunities ETF, seeks to achieve its investment objective of capital appreciation by investing primarily in exchange-traded funds that are registered under the Investment Company Act of 1940 (the “1940 Act”) and not affiliated with the ETF that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries.
The Adaptive High Income ETF, formerly known as the Adaptive Hedged High Income Fund, seeks to achieve its investment objective of current income and real return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act and not affiliated with the ETF or making direct investments in portfolio securities based upon institutional research.
The AI Quality Growth ETF, formerly known as the Adaptive Fundamental Growth Fund, seeks to achieve its objective of capital appreciation by principally investing in domestic common stocks that the Advisor believes to have above-average growth potential relative to its peers.
The RH Hedged Multi-Asset Income ETF, formerly known as the Adaptive Hedged Multi-Asset Income Fund, seeks to achieve its investment objective of total return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act, or making direct investments.
The RH Tactical Outlook ETF, formerly known as the Adaptive Tactical Outlook Fund, seeks to achieve its investment objective of total return by investing in ETFs as well as other funds that are registered under the 1940 Act and not affiliated with the ETF.
The RH Tactical Rotation ETF, formerly known as the Adaptive Tactical Rotation Fund, seeks to achieve its investment objective of capital appreciation by investing in ETFs that are registered under the 1940 Act and not affiliated with the ETF.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETFs. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETFs may only be purchased and sold in secondary market transactions through brokers. Shares of the ETFs are listed for trading on NYSE Arca under the trading symbols of each ETF listed in the table below, and because shares will trade at market prices rather than NAV, shares of the ETFs may trade at a price greater than or less than NAV.

ETF Name	Trading Symbol (Ticker)
Adaptive Alpha Opportunities ETF	AGOX
Adaptive High Income ETF	AHHX
AI Quality Growth ETF	AQGX
RH Hedged Multi-Asset Income ETF	AMAX
RH Tactical Outlook ETF	RHTX
RH Tactical Rotation ETF	RHRX

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

Transaction Fees
The consideration for the purchase of Creation Units of the ETFs generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The ETFs may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to Clear Street LLC, the ETFs’ custodians, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

Collateral
When the ETFs are awaiting settlements on in-kind transactions, they may receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the ETFs risk a delay in the recovery of the collateral, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, there is a possibility that the in-kind transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the ETFs. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the ETFs will have to cover the loss when repaying the collateral.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Date of Initial Public Investment for each ETF (formerly the mutual fund Institutional Class):
ETF	Institutional Class Shares

Adaptive Alpha Opportunities ETF (formerly known as Adaptive Growth Opportunities ETF)	September 20, 2012
Adaptive High Income ETF (formerly known as Adaptive Hedged High Income Fund)	September 20, 2012
AI Quality Growth ETF (formerly known as Adaptive Fundamental Growth Fund)	October 17, 2013
RH Hedged Multi-Asset Income ETF (formerly known as Adaptive Hedged Multi-Asset Income Fund)	October 2, 2009
RH Tactical Outlook ETF (formerly known as Adaptive Tactical Outlook Fund)	September 20, 2012
RH Tactical Rotation ETF (formerly known as Adaptive Tactical Rotation Fund)	September 20, 2012

The following is a summary of significant accounting policies consistently followed by the ETFs.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETFs follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
Each ETF’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time).  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each ETF’s net asset value calculation) or which cannot be accurately valued using each ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.  Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded.  Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

Fair Value Measurement
Each ETF has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each ETF's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2021 for each ETF’s investments measured at fair value:

Adaptive Alpha Opportunities ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$7,268,081	$7,268,081	$-	$-
Exchange-Traded Products*	223,945,880	223,945,880	-	-
Short-Term Investment	3,051,442	3,051,442	-	-
Total Assets	$234,265,403	$234,265,403	$-	$-

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

Adaptive High Income ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds*	$52,485,098	$-	$52,485,098	$-
Limited Partnerships*	4,580,455	-	4,580,455	-
Short-Term Investment	618,873	618,873	-	-
Total Assets	$57,684,426	$618,873	$57,065,553	$-

AI Quality Growth ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$70,124,984	$70,124,984	$-	$-
Total Assets	$70,124,984	$70,124,984	$-	$-

RH Hedged Multi-Asset Income ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$33,640,583	$33,640,583	$-	$-
Collateralized Mortgage Obligations*	792,052	-	792,052	-
Short-Term Investment	1,422,629	1,422,629	-	-
Total Assets	$35,855,264	$35,062,212	$792,052	$-

RH Tactical Outlook ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$19,606,509	$19,606,509	$-	$-
Short-Term Investment	25	25	-	-
Total Assets	$19,606,534	$19,606,534	$-	$-

RH Tactical Rotation ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$4,158,107	$4,158,107	$-	$-
Exchange-Traded Products*	28,580,016	28,580,016	-	-
Short-Term Investment	2,029	2,029	-	-
Total Assets	$32,740,152	$32,740,152	$-	$-
*Refer to the Schedules of Investments for a breakdown by Industry.
(a) The ETFs held no Level 3 securities during the fiscal period ended November 30, 2021.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as an ETF is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

Distributions
The ETFs may declare and distribute dividends from net investment income (if any) monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
Each ETF pays a monthly advisory fee to Cavalier Investments, LLC d/b/a Adaptive Investments, LLC (the “Advisor”), based upon the average daily net assets and calculated at an annual rate.

See the table below for the advisory fee rates and amounts earned by the Advisor from each ETF during fiscal period ended November 30, 2021:

ETF	Advisory Fee Rate June 1, 2021 - November 30, 2021*	Amount Earned	Amount Waived by Advisor (a)	Expenses Reimbursed by Advisor
Adaptive Alpha Opportunities ETF	1.00%	$ 936,250	$ -	$ -
Adaptive High Income ETF	0.55%	152,068	90,973	-
AI Quality Growth ETF	0.90%	330,512	86,922	-
RH Hedged Multi-Asset Income ETF	0.80%	111,468	102,778	-
RH Tactical Outlook ETF	1.00%	69,777	69,777	35,472
RH Tactical Rotation ETF	1.00%	119,783	99,867	-

(a)	Waivers and expense reimbursements are not subject to recoupment.
*  The Adaptive High Income ETF advisory fee rate was 1.00% from June 1, 2021 through November 11, 2021.  The AI Quality ETF advisory fee rate was 1.00% from June 1, 2021 through November 4, 2021.  The RH Hedged Multi-Asset Income ETF advisory fee rate was 1.00% from June 1, 2021 through November 11, 2021.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

The Advisor engaged a sub-advisor to provide day to day portfolio management for some of the ETFs throughout the period.  The sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amount paid by the Advisor to the Sub-Advisor for the sub-advised ETF during the fiscal period ended November 30, 2021:

ETF	Sub-Advisors	Sub-Advisory Fee Rate	Sub-Advisory Fee Received
Adaptive Alpha Opportunities ETF	Bluestone Capital Management LLC	0.15% (on AUM $20M-$40M) and 0.30% (on AUM over $40M)	$332,056

Expense Limitation
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETFs, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETFs, if necessary, in amounts that limit the ETFs’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of each ETF.

ETF	Expense Limitation (June 1, 2021- November 30, 2021)
Adaptive Growth Opportunities ETF	1.25%
Adaptive High Income ETF	0.60%*
AI Quality Growth ETF	0.95%*
RH Hedged Multi-Asset Income ETF	0.85%*
RH Tactical Outlook ETF	1.25%
RH Tactical Rotation ETF	1.25%
*The Expense Limitation of Adaptive High Income ETF was 1.25% for the fiscal period from June 1, 2021 through November 11, 2021.  The Expense Limitation of AI Quality Growth ETF was 1.25% for the fiscal period from June 1, 2021 through November 4, 2021.  The Expense Limitation of RH Hedged Multi-Asset Income ETF was 1.25% for the fiscal period from June 1, 2021 through November 11, 2021.

Administrator
The ETFs pay a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the ETFs and calculated at the annual rates as shown in the schedule below. The Administrator also receives a fee as to procure and pay the ETFs’ custodians, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous reporting expense for peer group, comparative analysis, and compliance support totaling $150 per month.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

A breakdown of these fees is provided in the following table:

Administration and Fund Accounting Fees*
Net Assets	Annual Fee
On the first $250 million	0.090%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%
*Subject to annual minimum of $53,000.  Custody fees are 2 basis points on the average daily net assets of the ETFs and subject to an annual minimum of $15,000 per ETF.

The ETFs incurred the following amounts in Administration and Fund Accounting fees for the fiscal period ended November 30, 2021:

ETF
Adaptive Alpha Opportunities ETF	$ 86,825
Adaptive High Income ETF	37,651
AI Quality Growth ETF	55,382
RH Hedged Multi-Asset Income ETF	32,114
RH Tactical Outlook ETF	34,135
RH Tactical Rotation ETF	34,545

The ETFs incurred the following amounts in Custody fees for the fiscal period ended November 30, 2021:

ETF
Adaptive Alpha Opportunities ETF	$ 26,188
Adaptive High Income ETF	5,110
AI Quality Growth ETF	10,369
RH Hedged Multi-Asset Income ETF	8,235
RH Tactical Outlook ETF	4,941
RH Tactical Rotation ETF	7,118

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETFs for its services pursuant to the Compliance Services Agreement with the ETFs.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the ETFs.  For its services, the Transfer Agent is entitled to receive compensation from the ETFs pursuant to the Transfer Agent’s fee arrangements with the ETFs.

Broadridge Corporate Issuer Solutions serves as the Sub-Transfer Agent for the ETFs.  For its services, the Sub-Transfer Agent is entitled to receive compensation from the ETFs pursuant to the Sub-Transfer Agent’s fee arrangements with the ETFs.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

For the period from June 1, 2021 through their respective conversion dates of November 4, 2021 and November 11, 2021, the Transfer Agent Fees disclosed on the Statement of Operations for the Adaptive High Income ETF, AI Quality Growth ETF, RH Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF includes fees paid by the funds prior to the Reorganizations to a sub-transfer agent for certain services.

The ETFs incurred the following amounts in Transfer Agent fees for the fiscal period ended November 30, 2021:

ETF
Adaptive Alpha Opportunities ETF	$ 6,039
Adaptive High Income ETF	14,212*
AI Quality Growth ETF	29,233*
RH Hedged Multi-Asset Income ETF	14,744*
RH Tactical Outlook ETF	17,190*
RH Tactical Rotation ETF	18,512*
* The Transfer Agent Fees disclosed on the Statement of Operations for the ETFs include fees paid by the funds to a Sub-Transfer Agent for certain services.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETFs’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the ETFs pursuant to the ETFs’ fee arrangements with the Distributor.

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the ETFs.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the ETFs; review performance of the Advisor and the ETFs; and oversee activities of the ETFs.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Independent Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.	Distribution and Service Fees

Prior to the reorganization of the Adaptive Growth Opportunities Fund, Adaptive Hedge High Income Fund, Adaptive Fundamental Growth Fund, Adaptive Hedged Multi-Asset Income Fund, Adaptive Tactical Outlook Fund, and the Adaptive Tactical Rotation Fund (collectively, the “Adaptive Mutual Funds”) into the ETFs, the Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares of the Adaptive Funds. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provided that each Adaptive Mutual Fund could incur certain costs, which could not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.
See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Adaptive Mutual Fund during the period from June 1, 2021 through November 4, 2021, all prior to the reorganization of the Adaptive Mutual Funds into the ETFs and the contemporaneous liquidations of the Class C and Class A Share Classes.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

ETF	Amount Incurred
	Class C Shares	Class A Shares
AI Quality Growth ETF	$ 11,587	$ 672
RH Tactical Outlook ETF	2,610	32
RH Tactical Rotation ETF	4,022	99

See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Adaptive Mutual Fund during the period from June 1, 2021 through November 11, 2021, all prior to the reorganization of the Adaptive Mutual Funds into the Adaptive ETFs and the contemporaneous liquidations of the Class C and Class A Share Classes.

ETF	Amount Incurred
	Class C Shares	Class A Shares
Adaptive High Income ETF	$ 1,235	$ -
RH Hedged Multi-Asset Income ETF	16,780	-

5.	Purchases and Sales of Investment Securities

For the fiscal period November 30, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
ETF	Purchases of Securities	Proceeds from Sales of Securities
Adaptive Alpha Opportunities ETF	$ 57,146,942	$ 30,075,768
Adaptive High Income ETF	69,467,461	17,833,114
AI Quality Growth ETF	41,865,568	30,056,281
RH Hedged Multi-Asset Income ETF	44,180,816	43,762,556
RH Tactical Outlook ETF	2,684,670	450,234
RH Tactical Rotation ETF	43,374,089	41,478,625

ETF	In-Kind Purchases	In-Kind Sales

Adaptive Alpha Opportunities ETF	$53,697,859	$1,287,619
RH Hedged Multi-Asset Income ETF	14,062,077	-
RH Tactical Outlook ETF	5,474,871	-
RH Tactical Rotation ETF	6,094,108	-
There were no long-term purchases or sales of U.S. Government Obligations during the fiscal period ended November 30, 2021.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2021 open taxable years consisted of the taxable years ended May 31, 2018 through May 31, 2021, and as of and during the fiscal period ended November 30, 2021. No examination of tax returns is currently in progress for any of the ETFs.

Distributions during the fiscal periods ended below were characterized for tax purposes as follows:

		Distributions from
ETF	Fiscal period or year ended	Ordinary Income	Long-Term Capital Gains
Adaptive Alpha Opportunities ETF	11/30/2021	$ 5,597,211	$ 5,539,248
	05/31/2021	899,683	-
Adaptive High Income ETF	11/30/2021	289,726	-
	05/31/2021	326,711	-
AI Quality Growth ETF	11/30/2021	-	6,357,500
	05/31/2021	-	4,212,000
RH Hedged Multi-Asset Income ETF	11/30/2021	447,591	-
	05/31/2021	1,043,730	-
RH Tactical Outlook ETF	11/30/2021	-	-
	05/31/2021	-	-
RH Tactical Rotation ETF	11/30/2021	-	-
	05/31/2021	176,200	-

At November 30, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	AI Quality Growth ETF
Cost of Investments	$210,576,706	$ 58,724,532	$ 55,774,021

Gross Unrealized Appreciation	25,325,921	64,021	15,496,914
Gross Unrealized Depreciation	(1,637,224)	(1,104,127)	(1,145,951)
Net Unrealized Appreciation (Depreciation)	$ 23,688,697	$ (1,040,106)	$ 14,350,963

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

	RH Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Cost of Investments	$ 36,876,326	$ 17,141,442	$ 31,674,145

Gross Unrealized Appreciation	782	2,547,048	1,176,907
Gross Unrealized Depreciation	(981,492)	(81,956)	(110,900)

Net Unrealized Appreciation (Depreciation)	$ (1,021,062)	$ 2,465,092	$ 1,066,007

7.   Securities Lending

Each ETF may lend up to 33 1/3% of the value of the securities in each of the portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Clear Street, LLC (“Clear Street”), one of the ETFs’ custodians, in which Clear Street borrows securities as principal. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. Each ETF receives compensation in the form of fees. The amount of fees depends on the gross revenues generated from the loans. Each ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the ETFs. Each ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower with notice. During the fiscal period ended November 30, 2021, the Adaptive Alpha Opportunities ETF loaned securities and received cash collateral for the loans. The ETF could experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities.

As of the fiscal period ended November 30, 2021, there were no outstanding securities on loan.

8.   Risk Considerations

Investments in the ETFs are subject to the following risks:

	AI Quality Growth ETF	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	RH Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Asset-Backed Securities Investment				X
Authorized Participant	X	X	X	X	X	X
Cash and Cash Equivalents	X	X	X	X
Commodities				X	X
Common Stock	X	X			X	X
Control of Portfolio Funds	X	X	X	X	X	X

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

	AI Quality Growth ETF	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	RH Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Convertible Securities			X	X		X
Corporate Debt Securities			X	X
COVID-19	X	X	X	X	X	X
Credit				X
Cybersecurity	X	X	X	X	X	X
Early Close/Trading Halt	X	X	X	X	X	X
Equity Securities	X	X	X		X	X
ETF Investing	X	X	X	X	X	X
ETF Structure	X	X	X	X	X	X
ETN			X	X		X
Fixed Income		X	X	X	X
Foreign Securities and Emerging Markets		X	X	X
Fund Investing	X	X	X	X	X	X
Hedging			X	X
High-Yield			X	X
Inflation			X	X
Interest Rate			X	X
Inverse ETF	X
Investment Advisor	X	X	X	X	X	X
Large-Cap Securities	X	X	X		X	X
Leveraged and Inverse ETFs			X	X		X
LIBOR				X
Liquidity				X
Managed Volatility	X
Management	X	X	X	X	X	X

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

	AI Quality Growth ETF	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	RH Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Market	X	X	X	X	X	X
MLPs			X
Mortgage-Backed Securities				X
Options	X
Portfolio Turnover	X	X	X		X	X
Preferred Equity			X	X		X
Quantitative	X	X	X	X		X
Rating Agencies				X
REIT			X	X	X
Small-Cap and Mid-Cap Securities	X	X			X	X
U.S. Government Securities				X

Asset-Backed Securities Investment Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the ETF may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in the ETF invests may have underlying assets. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders also may experience delays in payment or losses on the securities if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral securing certain contracts, or other factors. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the ETF. It is possible that may, or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash and Cash Equivalents Risk. At any time, the ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

Commodities Risk.  The ETF and Portfolio Funds may have exposure to the commodities markets, subjecting the ETF to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Common Stock Risk.  Investments by the ETF and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the ETF or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the ETF to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the ETF.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the ETF has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the ETF’s policies. Although the ETF and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the ETF’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  Even though each Portfolio Fund is subject to certain constraints, the investment advisor of each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Convertible Securities Risk.  Convertible securities are fixed income securities that the ETF or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the ETF or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities.  Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the ETF or Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Corporate Debt Securities Risk.  The ETF and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment.  Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the ETF when they are due. As a result, the ETF’s income might be reduced, the value of the ETF’s investment might fall, and/or the ETF could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the ETF or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the ETF and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the ETF’s ability to calculate its NAV, cause the release of private shareholder information or confidential ETF information, impede trading, cause reputational damage, and subject the ETF to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The ETF also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The ETF and its shareholders could be negatively impacted as a result.

Equity Securities Risk.  Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the ETF.

ETF Investing Risk.  An investment in an ETF is an investment in another investment company and therefore the ETF’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the ETF invests in addition to the ETF’s own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs in the ETF’s portfolio will be borne by the ETF.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

ETF Structure Risks.  The fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the ETF’s net asset value.

•
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the ETF’s net asset value.

•
The market price for the Shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the ETF’s net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the Shares and the ETF’s net asset value.

•
In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the ETF’s net asset value.

Fixed Income Risk.  Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment).  These risks could affect the value of a particular investment possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.  When the ETF invests in fixed income securities the value of your investment in the ETF will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Interest rates are currently at historical lows, which may impact the ETF’s risk profile. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the ETF and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the ETF’s share price to fluctuate or decline more than other types of equity investments.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

Foreign Securities and Emerging Markets Risk.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the ETF or a Portfolio Fund with significant investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The ETF and Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.

Fund Investing Risk.  Investments in other investment companies subject the ETF to additional operating and management fees and expenses. Investors in the ETF will indirectly bear fees and expenses charged by the funds in which the ETF invests, in addition to the ETF’s direct fees and expenses.  As a result, the cost of investing in the ETF will be higher than the cost of investing directly in the Portfolio Funds and also may be higher than other funds that invest directly in securities. The ETF’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Hedging Risk. Techniques used by Advisor to hedge the ETF’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the ETF’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.

High-Yield Risk.  The ETF and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Credit risk is greater for junk bonds, particularly for bonds of issuers in default, than for investment grade bonds, which is the risk that issuers will not make payments on fixed income securities held by the ETF, resulting in losses to the ETF. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the ETF to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

Liquidity Risk. Liquidity risk exists when particular investments of the ETF would be difficult to purchase or sell, possibly preventing the ETF from selling such illiquid securities at an advantageous time or price, or possibly requiring the ETF to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
Illiquid investments may be difficult to dispose of at a fair price at the times when the ETF believes it is desirable to do so. The market price of illiquid investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the ETF pays for or recovers upon the sale of such investments. Illiquid investments are also more difficult to value, especially in challenging markets. The Advisor’s judgment may play a greater role in the valuation process. Investment of the ETF’s assets in illiquid securities may restrict the ETF’s ability to take advantage of market opportunities.

Managed Volatility Risk. Techniques used by Advisor to manage the volatility of the ETF’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the ETF’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Many of the ETF’s investments in MLPs will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the ETF to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the ETF’s ability to take advantage of other investment opportunities. If the ETF is one of the largest investors in certain MLPs, it may be more difficult for the ETF to buy and sell significant amounts of such investments without an unfavorable impact on prevailing market prices. Larger purchases or sales of MLP investments by the ETF in a short period of time may cause abnormal movements in the market price of these investments. As a result, these investments may be difficult to dispose of at a fair price at the times when the ETF believes it is desirable to do so. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns, which may adversely impact the overall performance of the ETF.

The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs will vary widely from quarter to quarter and is affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period. MLPs have the ability to modify their distribution policies from time to time without input from or approval of the ETF.

MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that those operating companies may lack or have limited operating histories. The success of the ETF’s investments in an MLP will vary depending on the underlying industry represented by the MLP’s portfolio. Certain MLPs in which the ETF may invest depend upon their parent or sponsor entities for the majority of their revenues. If the parent or sponsor entities fail to make payments or satisfy their obligations to an MLP, the revenues and cash flows of that MLP and ability of that MLP to make distributions to unit holders such as the ETF would be adversely affected.

Certain MLPs in which the ETF may invest depend upon a limited number of customers for substantially all of their revenue. Similarly, certain MLPs in which the ETF may invest depend upon a limited number of suppliers of goods or services to continue their operations. The loss of those customers or suppliers could have a material adverse effect on an MLP’s results of operations and cash flow, and on its ability to make distributions to unit holders such as the ETF.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

The ETF is not responsible for operating MLPs and similar entities and cannot control or monitor their compliance with applicable tax, securities and other laws and regulations necessary for the profitability of such investments. Holders of MLP units could potentially become subject to liability for all of the obligations of an MLP, if a court determines that the rights of the unitholders to take certain action under the limited partnership agreement would constitute “control” of the business of that MLP, or if a court or governmental agency determines that the MLP is conducting business in a state without complying with the limited partnership statute of that state. Furthermore, the structures and terms of the MLPs and other entities described in this prospectus may not be indicative of the structure and terms of every entity in which the ETF invests. Although the MLP sector has grown significantly in recent years, such market trends may not continue due to economic conditions, which are not predictable, or other factors.

Market prices generally will be unavailable for some of the ETF’s investments, including MLP subordinated units, direct ownership of general partner or managing member interests and restricted or unregistered securities of certain MLPs and private companies. The value of such securities will be determined by fair valuations determined by the Board or its designee in accordance with procedures governing the valuation of portfolio securities adopted by the Board.

Mortgage-Backed Securities Risk. Investments by the ETF in fixed rate and floating rate mortgage-backed securities will entail credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors could cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the ETF as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The ETF also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency. The liquidity of mortgage-backed securities can change significantly over time. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall and fall when rates rise. Floating rate mortgage-backed securities generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which an individual mortgage or that specific mortgage-backed security carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage, and the amount of overcollateralization or under-collateralization of a mortgage pool.

The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the ETF’s mortgage-related investments. Delinquencies and loses on residential mortgage loans generally increased in the last decade and potentially could begin to increase again. Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities.

In addition, the liquidity of mortgage-backed securities varies by type of security; at certain times a ETF may be unable to dispose of such investments at a desirable time or at the value the ETF has placed on the investment. Because mortgage-backed securities may be less liquid than other securities, the ETFs may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic U.S. conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage or asset-backed securities.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the ETF invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the ETF, a shareholder will bear expenses of the REITs in addition to ETF expenses.

Small-Cap and Mid-Cap Securities Risk.  The ETF and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general.  Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may be more vulnerable than larger companies to adverse business or economic developments, the risk exists that the companies will not succeed, and the prices of the companies’ shares could dramatically decline in value.  You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

9.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETFs.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the ETFs, and others that provide for general indemnifications. The ETFs’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETFs.  The ETFs expect the risk of loss to be remote.

(Continued)

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

10.   Reorganizations

At a meeting held on September 24, 2020 and in a written consent dated October 8, 2020, the Board of Trustees of the Starboard Investment Trust (the “Board”) approved the reorganization of the Adaptive Growth Opportunities Fund into an exchange traded fund, At a meeting held on March 11, 2021, the Board approved the reorganization of the Adaptive Hedge High Income Fund, Adaptive Fundamental Growth Fund, Adaptive Hedged Multi-Asset Income Fund, Adaptive Tactical Outlook Fund, and the Adaptive Tactical Rotation Fund (together with the Adaptive Growth Opportunities Fund, collectively, the “Adaptive Mutual Funds”) into exchange-traded funds (the “Reorganizations”). The Reorganizations occurred pursuant to an Agreement and Plan of Reorganization, whereby the Adaptive Mutual Funds transferred all of their assets and liabilities to  corresponding ETFs in tax-free reorganizations.   The investment objectives, principal investment strategies, and portfolio management of each ETF remained the same after the Reorganizations.  A Combined Information Statement and Prospectus containing information on each ETF, reasons for the proposed Reorganizations and benefits to the Adaptive Mutual Funds’ shareholders were mailed prior to the consummation of the Reorganizations to shareholders of the Adaptive Mutual Funds. The Adaptive Mutual Funds reorganized into the ETFs as follows:

Mutual Fund Name	ETF Name	Date of Conversion
Adaptive Growth Opportunities Fund	Adaptive Alpha Opportunities ETF	May 7, 2021
Adaptive Hedged High Income Fund	Adaptive High Income ETF	November 12, 2021
Adaptive Fundamental Growth Fund	AI Quality Growth ETF	November 5, 2021
Adaptive Hedged Multi-Asset Income Fund	RH Hedged Multi-Asset Income ETF	November 12, 2021
Adaptive Tactical Outlook Fund	RH Tactical Outlook ETF	November 5, 2021
Adaptive Tactical Rotation Fund	RH Tactical Rotation ETF	November 5, 2021

The following table represents the exchange information for each multi-class Adaptive Mutual Fund to ETF upon its conversion date.

	Conversion Rate ($)
ETF	Institutional Class Shares (per share)	Total Shares (Institutional)	Class A Shares (per share)	Total Shares (Class A)	Class C Shares (per share)	Total Shares (Class C)
Adaptive Alpha Opportunities ETF	1.00000	5,612,769	1.88084	172,311	1.07344	119,508
Adaptive High Income ETF	1.00000	5,080,300	N/A	N/A	1.01881	23,910
AI Quality Growth ETF	1.00000	3,923,701	0.52303	8,797	0.91741	154,069
RH Hedged Multi-Asset Income ETF	1.00000	1,919,661	N/A	N/A	0.96299	354,070
RH Tactical Outlook ETF	1.00000	895,392	0.67882	2,341	0.92372	39,708
RH Tactical Rotation ETF	1.00000	1,857,552	0.71629	59,236	0.93622	67,809

Adaptive ETFs

Notes to Financial Statements
(Unaudited)

As of November 30, 2021

11.   Subsequent Events

Distributions
Per share distributions during the subsequent period were as follows:

ETF	Ex-Date	Record Date	Payable Date	Capital Gains
Adaptive Alpha Opportunities ETF	12/20/2021	12/21/2021	12/22/2021	$0.064330 (Long-Term) $0.113375 (Short-Term)
AI Quality Growth ETF	12/20/2021	12/21/2021	12/22/2021	$0.640590 (Long-Term)

ETF	Ex-Date	Record Date	Payable Date	Ordinary Income
Adaptive Alpha Opportunities ETF	12/30/2021	12/31/2021	1/3/2022	$0.050533
Adaptive High Income ETF	12/30/2021	12/31/2021	1/3/2022	$0.024983
RH Hedged Multi-Asset Income ETF	12/30/2021	12/31/2021	1/3/2022	$0.051550

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Adaptive ETFs

Additional Information
(Unaudited)

As of November 30, 2021

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the ETFs’ Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how each ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETFs at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

Each ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling each ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each ETF’s fiscal period end regarding the federal tax status of certain distributions received by shareholders during each fiscal period.

Each of the ETFs listed below had the following distribution information for the fiscal period ended November 30, 2021.

	Ordinary Income	Long-Term Capital Gains
Adaptive Alpha Opportunities ETF	$ 5,597,211	$ 5,539,248
Adaptive High Income ETF	289,726	-
AI Quality Growth ETF	-	6,357,500
RH Hedged Multi-Asset Income ETF	447,591	-
RH Tactical Outlook ETF	-	-
RH Tactical Rotation ETF	-	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the ETFs, you incur ongoing costs, including management fees and other ETF expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the ETFs and to compare these costs with the ongoing costs of investing in other mutual funds and/or exchange-traded products.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 through November 30, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Adaptive ETFs

Additional Information
(Unaudited)

As of November 30, 2021

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Adaptive Alpha Opportunities ETF	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$1,018.00	$5.64	1.11%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.48	$5.64	1.11%

Adaptive High Income ETF	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$1,000.40	$5.71	1.14%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%

AI Quality Growth ETF	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$1,134.50	$6.64	1.24%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.28	1.24%

RH Hedged Multi-Asset Income ETF	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$ 980.20	$6.01	1.21%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$6.12	1.21%

RH Tactical Outlook ETF	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$1,063.40	$6.47	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.79	$6.33	1.25%

(Continued)

Adaptive ETFs

Additional Information
(Unaudited)

As of November 30, 2021

RH Tactical Rotation ETF	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period*	Annualized Expense Ratio*

Actual	$1,000.00	$1,049.10	$6.42	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%

*Expenses are equal to the average account value over the period multiplied by each ETF’s annualized expense ratio, multiplied by the number of days in the most recent period, divided by the number of days in the fiscal year (to reflect the six month period).

5.     Liquidity Risk Management Program

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires open-end funds to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that open-end funds disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The ETFs have adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2019. The Program is intended to provide a framework for: (1) assessing and managing the ETFs’ liquidity risk (i.e., the risk that the ETFs could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the ETFs’ investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the ETFs’ investments, (3) determining the ETFs’ highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the ETFs’ illiquid investment limit, and (5) reporting to the ETFs’ Board of Trustees. The Board of Trustees designated the individuals serving as the Advisor’s liquidity program administrator to serve as the Trust’s program administrator (the “Trust Program Administrator”) to administer the Program. The Trust Program Administrator established a governance committee to assist the Trust Program Administrator in administering the Program.

Under the Program, the ETFs’ portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the ETFs’ reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits open-end funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the ETFs’ Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2020 through November 30, 2021. During the period, there were no liquidity events that materially impacted the ETFs’ ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the ETFs’ liquidity risk, and that during the period the Program was implemented effectively.

The Adaptive ETFs
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Adaptive Investments, LLC
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite #100 Alpharetta, GA 30004

Telephone: 800-773-3863	Telephone: 770-777-8277

World Wide Web @: ncfunds.com	World Wide Web @: adaptivefunds.com

(b)	Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 9, 2022

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, Principal Accounting Officer

Date:	February 9, 2022